As filed with the U.S. Securities and Exchange Commission on September 16, 2014

Securities Act File No. 333-193135

Investment Company Act File No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. 2	☐
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 2

(Check appropriate box or boxes)

PowerShares Actively Managed Exchange-Traded

Commodity Fund Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia

3500 Lacey Road

Suite 700

Downers Grove, Illinois 60515

With Copies to:

Alan P. Goldberg	Eric S. Purple
K&L Gates LLP	K&L Gates LLP
70 West Madison Street, Suite 3100	1601 K Street NW
Chicago, Illinois 60602	Washington, DC 20006

As soon as practicable after the effective date of this Registration Statement.

(Approximate Date of Proposed Offering)

Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED COMMODITY FUND TRUST

CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

This registration document is comprised of the following:

Cover Sheet

Part A -	Prospectuses

Part B -	Statements of Additional Information

Part C -	Other Information

Signature Page

Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

(The NASDAQ Stock Market, LLC — PDBC)

[                    ], 2014

The U.S. Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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PowerShares DB Optimum Yield

Diversified Commodity Strategy Portfolio

Summary Information

Investment Objective

The PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio (the “Fund”) seeks long term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[	]%
Other Expenses (1)	[	]%
Total Annual Fund Operating Expenses	[	]%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and turnover data therefore is not available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to a diverse group of the world’s most heavily traded commodities. Commodities are investable assets with tangible, physical properties, such as, oil, agricultural produce or raw metals. Commodity-linked futures contracts are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity at a pre-determined future date and price. The value of commodity-linked futures contracts is based upon the price movements of their underlying commodities.

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The Fund does not invest in commodities or in commodity-linked futures contracts. Instead, under normal circumstances, the Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), in a combination of: (i) futures contracts on commodities; (ii) exchange-traded products (i.e., other ETFs, exchange-traded notes (“ETNs”) and commodity pools) that provide economic exposure to the commodities markets; and (iii) cash, cash-like instruments or high quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments.

The Subsidiary invests in commodity-linked futures contracts that are components of the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Benchmark”), an index composed of futures contracts on 14 heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors. However, the Fund is not an “index tracking” ETF; rather, it seeks to exceed the performance of the Benchmark. Although the Subsidiary generally holds the components of the Benchmark, the Subsidiary may not invest in all of the Benchmark’s components, or in the same proportion, and it may invest in futures contracts outside the Benchmark. Invesco PowerShares Capital Management LLC, the Fund’s investment adviser (the “Adviser”), employs a rules-based investment approach when selecting futures contracts for the Subsidiary so that the weight of the futures contracts in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance and market liquidity of the corresponding, underlying commodities.

The Subsidiary is a limited partnership operating under Cayman Islands law. It is wholly-owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity-linked futures contracts returns within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in futures contracts. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.

The Fund also may gain exposure to the commodities markets by investing up to 25% of its total assets directly in the PowerShares DB Commodity Index Tracking Fund (the “Commodity Pool”), a commodity pool that seeks to track the performance of the Benchmark.

The Fund also may invest directly in ETFs (to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and certain exemptive relief therefrom) and ETNs that provide exposure to commodities.

The Fund (and the Subsidiary, as applicable) will invest its remaining assets in high quality collateral securities, such as U.S. Treasuries, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines) that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in commodity-linked futures contracts.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Management Risk. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

Futures Contract Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be

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unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid commodity; and (vii) unfavorable execution prices from rapid selling.

Strategy Risk. As a futures contract approaches its settlement date, the Fund may sell that futures contract and replace it with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. The successful use of such a strategy depends upon the Adviser’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may endure a cost to “roll” the contracts. The Adviser may not be successful in selecting futures contracts to achieve the Fund’s investment objective.

Commodity-Linked Instruments Risk. The commodities markets may be subject to greater volatility than traditional securities. The value of commodity-linked futures contracts typically is based upon the price movements of underlying commodities and therefore may fluctuate widely based on a variety of both macroeconomic and commodity-specific factors. At times, these price fluctuations may be significant or rapid, and may not correlate to price movements in other asset classes.

Pooled Investment Vehicle Risk. The Fund faces the risk that a pooled investment vehicle will not achieve its investment objective. The Fund also is subject to the risks of the underlying assets in which the pooled vehicles invest. As a shareholder in such a vehicle, the Fund will incur duplicative expenses, bearing its share of that vehicle’s expenses while also paying its own advisory and administrative fees. In addition, the Fund will incur brokerage costs when purchasing and selling shares of pooled investment vehicles.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the an issuer cannot pay interest or repay principal when it is due. Additionally, the value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in interest rates or the issuer’s credit rating, and other economic, legal, political or geographic events.

Liquidity Risk. The Fund may invest in instruments that at times may be illiquid. Such instruments may have a limited trading volume, and the size of the market for such an investment may be smaller. Illiquid instruments may be more difficult or costly to buy or sell as compared to more actively traded investments, which may prevent the Fund from achieving its investment objective.

Collateral Securities Risk. The Fund may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund may seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest, as well as credit risk.

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Interest Rate Risk. The Fund’s investments in U.S. Government securities and commercial paper will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.

Valuation Risk. During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees (the “Board”) of the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”)) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.

Cash Transaction Risk. Unlike most ETFs, the Fund currently permits creations and redemptions to settle for cash, rather than in-kind, due to the nature of the Fund’s investments. As such, an investment in Shares will be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Tax Risk. For the Fund to qualify as a regulated investment company (“RIC”), it must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private revenue rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Gap Risk. The Fund is subject to the risk that a commodity price will change between periods of trading. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Portfolio Turnover Risk. In pursuing its investment strategy, particularly when “rolling” futures contracts, the Fund may engage in frequent trading of its portfolio securities, resulting in a high portfolio turnover rate. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund or an increase in taxable capital gain distributions to the Fund’s shareholders.

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Commodity Pool Risk. Under amended regulations promulgated by the CFTC, the Subsidiary and the Fund will be considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage both the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA imposes additional compliance obligations, which could increase costs and may affect the operations and financial performance of the Fund. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore the Fund will not receive all protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Performance

The Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invescopowershares.com and will provide some indication of the risk of investing in the Fund.

Management of the Fund

[Investment Adviser. Invesco PowerShares Capital Management LLC.]

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants (“APs”) and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”) in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund will be listed for trading on The NASDAQ Stock Market, LLC (“NASDAQ”) and because the Shares will trade at market prices rather than NAV, Shares of the Fund may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

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Tax Information

The Fund’s distributions will be taxable to you, generally as ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in capital gain or loss.

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Additional Information About the Fund’s Strategies and Risks

Principal Investment Strategies

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to a diverse group of the world’s most heavily traded commodities. The Fund will not invest directly in commodities. Instead, under normal circumstances, the Fund invests, either directly or through the Subsidiary, in a combination of: (i) futures contracts on commodities; (ii) exchange-traded products (i.e., ETFs, ETNs and commodity pools) that provide economic exposure to the commodities markets; and (iii) cash, cash-like instruments or high quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in futures contracts.

The Subsidiary invests in commodity-linked futures contracts that comprise the Benchmark, an index based on 14 heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors: aluminum, Brent crude oil, copper, corn, gold, heating oil, light crude oil, natural gas, “RBOB” gasoline, silver, soybeans, sugar, wheat and zinc. However, the Fund is not an “index tracking” ETF; rather, it attempts to exceed the performance of the Benchmark. Therefore, although the Subsidiary generally holds components of the Benchmark, the Subsidiary is not obligated to invest in all of these components or to invest in the same weightings as the Benchmark. The Adviser employs a rules-based investment approach when selecting futures contracts for the Subsidiary so that the weight of each commodity-linked futures contract in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance of the corresponding, underlying commodity.

Futures contracts, by their terms, reflect the expected future value of a reference asset. Commodity-linked futures contracts reflect the value of price movements of the underlying commodity (which serves as the reference asset) on which the contract is based. These contracts are agreements between two parties where one party agrees to buy, and the other to sell, a set amount of the reference asset at a pre-determined price (the “spot price”) on a pre-determined future date (the “expiration date”). As the expiration date for a futures contract draws closer, an investor wishing to maintain its exposure to that commodity will close out its position in the expiring futures contract and open a new position in a futures contract with a later expiration date. This process is referred to as “rolling.”

In general, as the time to the expiration date of a futures contract draws closer, the price of the futures contract will tend towards its spot price. If the price of a futures contract is greater than the spot price, the market is considered to be in “contango.” If the price of a futures contract is less than the spot price, the market is considered to be “backwarded.” In “contango” markets, the price of futures contracts with expiration dates in the near term generally is lower than the price of futures contracts with more distant expiration dates, resulting in a cost to “roll” the futures contract by replacing the near-term contract with the long-term contract (the “roll cost”). The opposite is true when the market is backwarded, resulting in a gain from rolling the futures contract (the “roll yield”). Whether an investor realizes roll costs or roll yields depends upon the price differences between near-term and long-term contracts. Rather than roll the futures contracts on a predefined schedule, the Subsidiary will roll to another futures contract (which the Adviser selects from a universe of futures contracts with expiration dates as far away as 13 months from the time of purchase) that the Adviser believes will generate the greatest roll yield. However, there can be no guarantee that such a strategy will produce the desired results.

The Subsidiary is organized as a limited partnership under the laws of the Cayman Islands and is wholly-owned and controlled by the Fund. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to income from commodity-linked futures contracts within the limits of the federal tax laws, which otherwise limit the ability of mutual funds to invest directly in commodity-linked futures contracts. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in these commodity-linked futures contracts. Like the Fund, the Subsidiary also may invest in cash or highly liquid securities intended to promote liquidity, serve as margin or collateralize the Subsidiary’s positions in futures contracts. The Subsidiary is overseen by its own board of directors. The Adviser serves as the Subsidiary’s investment adviser and manages the Subsidiary to comply with the compliance policies and procedures of the Fund.

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The Fund also may gain economic exposure to the investment returns of underlying commodities by investing up to 25% of its total assets directly in the Commodity Pool, and also may invest in ETFs, to the extent permitted by the 1940 Act and associated exemptive relief, and ETNs that provide exposure to such commodities.

The Fund (and the Subsidiary, as applicable) will invest its remaining assets in cash, cash-like instruments or high-quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in commodity-linked futures contracts. Such collateral securities include: (i) short-term obligations issued by the U.S. Government ; (ii) short-term negotiable obligations of commercial banks, fixed-time deposits and bankers’ acceptances of U.S. banks and similar institutions ; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality, as the Adviser determines; and (iv) money market mutual funds, including affiliated money market mutual funds. The Fund will not invest in collateral securities that are below investment grade.

During times of adverse market, economic, political or other conditions, the Fund may depart temporarily from its principal investment strategies (such as by maintaining a significant uninvested cash position) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost investment opportunities. During these periods, the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section.

Management Risk

The Fund is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

Futures Contract Risk

The successful use of a futures contract depends upon the Adviser’s skill and experience with respect to such instruments. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Such risks include:

(i)	an imperfect correlation between the value of the futures contract and the value of the underlying commodity;

(ii)	possible lack of a liquid secondary market for a futures contract;

(iii)	the inability to close a futures contract when desired;

(iv)	losses caused by unanticipated market movement, which may result in losses in excess of the amount invested in the futures contract (and potentially may be unlimited);

(v)	in the event of adverse price movements, an obligation of the Fund to make daily cash payments to maintain its required margin, including at times when it may have insufficient cash and must sell securities from its portfolio to meet those margin requirements at a disadvantageous time;

(vi)	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund; and

(vii)	the possibility that rapid selling to avoid delivery of a commodity may result in unfavorable execution prices.

The Fund also must segregate liquid assets or take other appropriate measures to “cover” open positions in futures contracts. As the Fund will be invested primarily in cash-settled futures contracts, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value. By setting aside assets equal only to its net obligations, the Fund could use derivatives to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Such extended use could create an effect on the Fund similar to leverage. However, the Fund does not intend to seek returns that are multiples of any benchmark so as to avoid this leverage-like effect.

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Strategy Risk

As a futures contract approaches its settlement date, the Fund may sell that futures contract and replace it with a similar contract with a more distant settlement date. The successful use of this “rolling” strategy depends upon the manager’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may endure a cost to “roll” the contracts. There can be no guarantee that such a strategy will obtain yield when rolling futures contracts. The Adviser may not be successful in selecting futures contracts that will help the Fund achieve its investment objective.

Commodity-Linked Derivative Risk

The Fund’s significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked futures contracts typically is based upon the price movements of the underlying commodities. Therefore, the value of such contracts may be volatile and fluctuate widely based on a variety of macroeconomic factors, including changes in overall market movements; domestic and foreign political and economic events, policies and developments; geo-political concerns, war, and acts of terrorism; changes in domestic or foreign interest rates and/or investor expectations concerning interest rates; domestic and foreign inflation rates; consumer supply and demand; and trading activities in commodities, including currency devaluations, market liquidity or the imposition of embargoes, tariffs or other regulatory barriers. The value may fluctuate due to commodity-specific factors, such as weather and climate conditions; natural disasters like drought, flood or livestock disease; changes in labor conditions and technology; or supply and demand disruptions in major producing or consuming regions. At times, prices fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. Each of these factors and events could have a significant negative impact on the Fund.

Pooled Investment Vehicle Risk

The Fund faces the risk that a pooled investment vehicle will not achieve its investment objective. The Fund also is subject to the risks of the underlying assets in which the pooled vehicles invest. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle’s expenses, and would remain subject to payment of the Fund’s advisory and administrative fees with respect to assets so invested. Therefore, shareholders would be subject to duplicative expenses to the extent that the Fund invests in pools investment vehicles. In addition, the Fund will incur brokerage costs when purchasing and selling shares of pooled investment vehicles. Moreover, commodity pools invest in futures contracts and in markets which may be highly volatile, and commodity pools also may be subject to substantial charges for management, advisory and brokerage fees. As such, commodity pools can suffer substantial losses, thereby reducing the value of an investment in the pool. Restrictions on redemptions may affect the ability of the Fund to withdraw from its participation in the pool.

ETN Risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index, minus applicable fees; no period coupon payments are distributed and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and other economic, legal, political or geographic events. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to credit risk, whereby the Fund could lose money if the issuer of a note is unable to pay interest or repay principal when it is due.

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Liquidity Risk

The Fund may invest in instruments that at times may be illiquid. Illiquid investments may be more difficult or costly to buy or to sell as compared to more actively traded investments. Liquidity risk is a factor in the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Collateral Securities Risk

The Fund may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market funds may not have the value of their investments remain at $1.00 per share; it is possible to lose money by investing in a money market fund.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt securities carry both credit risk and interest rate risk.

Interest Rate Risk

The Fund’s investments in U.S. government securities and commercial paper will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally will decrease when interest rates rise, which may cause the value of the Fund to decrease. Also, the value of the Fund’s investments in fixed-income securities with longer maturities will fluctuate more in response to interest rate changes.

Valuation Risk

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult, and the judgment of the Adviser (through fair value procedures adopted by the Board of the Trust) may play a greater role in the valuation of the Fund’s holdings. Consequently, while such value determinations may be made by the Adviser in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to its holdings.

Counterparty Risk

The Subsidiary will invest in futures contracts traded on an exchange; in futures markets, the clearing organization acts as the counterparty. The Fund’s obligation is to the FCM that carries the Fund’s account, whose obligation is in turn to the clearing organization. The Fund’s investments therefore introduce the risk that its FCM would default on an obligation to the Fund, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts. The risk exists at and from the time that the Fund enters into a contractual arrangement with its

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FCM to bring about the settlement and clearing of futures contracts. The FCM may hold margin posted in connection with those contracts and that margin may be re-hypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to futures positions.

Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to allow creations and redemptions to settle for cash, rather than in-kind because of the nature of the Fund’s investments. As such, an investment in Shares will be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Tax Risk

For the Fund to qualify as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements regarding the source of its income and the diversification of its assets, among other requirements. One requirement is that the Fund must derive at least 90% of its gross income for each taxable year from sources considered to be “qualifying income” under the Code. However, the income derived from exchange-listed futures contracts on commodities is not considered qualifying income under the Code. Nevertheless, in recent years the IRS has issued private letter ruling (“PLRs”) to other funds stating its view that “qualifying income” does include income derived from a wholly-owned foreign subsidiary (such as the Subsidiary) that is invested in commodity-linked instruments. Therefore, the Fund will invest in the Subsidiary, which is intended to provide the Fund with exposure to commodities in a manner consistent with the “qualifying income” requirement of the Code applicable to RICs. Although these PLRs were issued to third parties that are unaffiliated with the Fund, and the Fund may not rely on these PLRs as precedent, the Fund has received an opinion of counsel (which is not binding on the IRS or the courts) based, in part, on these PLRs, which states that income that the Fund receives from the Subsidiary should constitute qualifying income.

However, in 2011, in response to requests from the U.S. Senate to investigate the receipt of PLRs and the use of subsidiaries to invest in commodity-linked futures, the IRS suspended the issuance of PLRs. If the IRS were to change its previous position and declare that the Fund’s income from the Subsidiary was not considered “qualifying income” under the Code, then the Fund – despite the prior issuance of PLRs and the opinion of counsel – might be unable to qualify as a RIC for one or more years.

If the Fund failed to qualify as a RIC for any taxable year (but was eligible to and did cure the failure) it would incur potentially significant additional federal income tax expense. If, on the other hand, the Fund failed to so qualify for any taxable year, and was ineligible to or otherwise did not cure the failure, such a result cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. For example, the Fund would be subject to income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced. In addition, such taxable income also would be subject to tax at the shareholder level as dividend income when such income is distributed to shareholders. If the Fund attempted to re-quality for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. Finally, in addition to the IRS’s current moratorium on the issuance of PLRs, it is possible that future legislation, Treasury Regulations, and/or further guidance issued by the IRS may affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes, which in turn may adversely affect the Fund.

Non-Diversified Fund Risk

The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

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Market Risk

The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio.

Market Trading Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Gap Risk

The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Portfolio Turnover Risk

In pursuing its investment strategy, particularly when “rolling” futures contracts, the Fund may engage in frequent and active trading of its portfolio securities, resulting in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) may increase the Fund’s transaction costs and may generate a greater amount of taxable capital gain distributions to Fund shareholders.

Investment Risk

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Commodity Pool Risk

The Fund’s and the Subsidiary’s investments will cause each to be deemed to be a commodity pool, thereby subjecting the Fund and the Subsidiary to regulation under the Commodity Exchange Act and CFTC rules. The Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses. The Adviser is registered as a CPO and a CTA, and it will operate the Fund and the Subsidiary in accordance with CFTC rules. Registration as a CPO or a CTA subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. However, the Fund’s and Subsidiary’s status as commodity pools and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.

Subsidiary Investment Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked futures contracts held by the Subsidiary are similar to those that are permitted to be held by the Fund and thus are subject to the same risks whether or not they are held by the Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, the Adviser will treat the assets of the Subsidiary generally in the same manner as assets that are held directly by the Fund.

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Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If this were to change and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

Non-Principal Investment Strategies

Each of the investment policies described herein, including the Fund’s investment objective, constitutes a non-fundamental policy that the Board of the Trust may change at any time without shareholder approval. The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

The Fund may borrow money from a bank to the extent permitted by the 1940 Act, in order to meet shareholder redemptions and for temporary or emergency purposes.

Additional Risks of Investing in the Fund

The following provides additional risk information regarding investing in the Fund.

Commodity Concentration Risk

Because the Fund invests in futures contracts that are linked to commodities from different sectors, including energy, agriculture and metal, the Fund is subject to the risks inherent in those economic sectors. Such risks may include, but are not limited to: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; increased regulatory burdens; natural disasters, climate change or other weather-related disruptions; obsolescence of technologies; and increased competition or new product introductions. To the extent the Fund focuses its investments in a particular sector of the commodities market, the risks associated with that particular commodity or sector will be greater.

Trading Issues

Trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to the NASDAQ “circuit breaker” rules. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Shares May Trade at Prices Different Than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NASDAQ. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the Fund’s holdings, individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

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Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based ETFs generally have traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Risk of Adverse Regulatory Developments

Commodity markets are subject to comprehensive statutes and regulations promulgated not only by the CFTC, but also by self-regulatory organizations such as the National Futures Association. Among other things, the CFTC and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency. Such actions could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. The regulation of commodity transactions in the U.S. is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. Although the effect of any future regulatory change on the Fund is impossible to predict, it could be substantial and adverse.

Increased Competition

The Adviser believes that there has been, over time, a general increase in interest in commodity investing. As the Adviser’s assets under management invested directly or indirectly in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

Changing Fixed Income Market Conditions

The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments in fixed income securities as well as its share price, may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could cause increased portfolio turnover, higher transaction costs and potentially lower returns.

Tax Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV per share, the Shares are traded throughout the day in the secondary market on a national securities exchange and are issued and redeemed for cash in Creation Units at each day’s next calculated NAV. Because the Fund intends to effect creations and redemptions for cash, an investment in Shares will be less tax efficient than investments in shares of conventional ETFs.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.InvescoPowerShares.com.

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Management of the Fund

[Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust. In addition, the Adviser serves as the investment adviser to PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, a family of ETFs with combined assets under management of more than $46.37 billion as of May 31, 2014.]

As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, implementing the Fund’s actively managed investment strategy, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services of the Trust. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Portfolio Managers

[            oversees all research, portfolio management and trading operations of the Fund. In this capacity,              receives management assistance from [            ] (with             , the “Portfolio Managers”).] Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

Advisory Fees

Pursuant to an investment advisory agreement between the Fund and the Adviser, the Fund pays the Adviser an annual unitary management fee equal to [            ]% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the fees that it receives in an amount equal to the indirect management fees that the Fund incurs through investments in affiliated money market funds.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement on behalf of the Fund will be available in the Trust’s semi-annual report to shareholders for the fiscal period ended April 30, 2015.

How to Buy and Sell Shares

The Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund will be listed for trading on the secondary market on NASDAQ under the symbol “PDBC.” Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment required. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

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Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI. The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.

Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares of the Fund on NASDAQ may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the holdings of the Fund and the cash amount required in exchange for Shares of the Fund (during times when the Fund permitted in-kind transactions) will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of the approximate value.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. Cash purchases and/or redemptions of Creation Units can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund, or otherwise not in the best interests of the Fund. In recognition of the nature of the Fund’s investments and that Shares are purchased and redeemed in Creation Units for cash, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Fund, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.

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Dividends, Other Distributions and Taxes

Dividends and Other Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Code, and to avoid a federal excise tax imposed on regulated investment companies.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information only. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

☐	The Fund makes distributions,

☐	You sell your Shares listed on NASDAQ, and

☐	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income and/or net realized gains, if any, ordinarily are declared and paid annually. The Fund also may pay a special distribution at the end of the calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in Shares (if reinvestment is available from the broker through whom you purchased your Shares). Dividends paid out of the Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although the Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy those restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, the Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

Distributions to you of net capital gain (that is, net long-term capital gain, if any, in excess of net short-term capital loss), are taxable as long-term capital gains, regardless of how long you have held your Shares. Those gains generally are subject to federal income tax for individual shareholders at the maximum rates of 15% (20% for certain high income taxpayers).

Distributions to you in excess of the Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

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By law, the Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or are otherwise subject to backup withholding.

Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

Should the Fund permit in-kind transactions, an AP that exchanges securities for Creation Units generally will recognize a capital gain or a loss equal to the difference between the market value of the Creation Units and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after a receipt of a request in proper form, and the value of those securities. The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales” or on the basis that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether the wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized on redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the more important possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on Fund distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section “Taxes” in the SAI.

Investment in a Subsidiary

One of the requirements for qualification as a RIC under Subchapter M of the Code is that the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. The IRS has concluded that income derived from commodity-linked futures contracts is not qualifying income under Subchapter M of the Code. As such, the Fund will seek to limit such income so as to qualify as a RIC.

In recent years, the IRS has issued PLRs to other funds that state its view that “qualifying income” does include income derived from a wholly owned foreign subsidiary (such as the Subsidiary) that is invested in commodity-linked instruments. These PLRs were issued to third parties that are unaffilitated with the Fund, and the Fund may not rely on these PLRs as precedent. Nevertheless, the Fund has received an opinion of counsel (which is not binding on the IRS or the courts) based, in part, on these PLRs, which states that income that the Fund receives from the Subsidiary should constitute qualifying income.

If the Fund did not qualify as a RIC for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board may determine to reorganize or close the Fund or materially change its investment objective and strategies.

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Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. There remains a risk that the tax treatment of derivative instruments, such as futures contracts, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) will calculate the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange (“NYSE”) is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent (although creations and redemptions are processed using a price denominated to the fifth decimal point, meaning that rounding to the nearest cent may result in different prices in certain circumstances). All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. If a security’s market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security’s fair value in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Fund Service Providers

[BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting and dividend disbursing agent for the Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602 and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, Illinois 60606, serves as the Fund’s independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Fund and performs other related audit services.]

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Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

Premium/Discount Information

Information regarding how often the Shares of the Fund traded on NASDAQ at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, once available, can be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the affiliates of the Trust (and which applies equally to the Trust), including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, the Fund is permitted pursuant to an SEC exemptive order to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order the SEC has issued to the Trust. If the Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding

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for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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For More Information

For more detailed information on the Fund and Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Fund’s investments also will be available in the Fund’s Annual and Semi-Annual Reports to Shareholders, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call: Invesco Distributors, Inc. at 1.800.983.0903

Monday through Friday

8:00 a.m. to 5:00 p.m. Central Time

Write: PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

c/o Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

Visit: www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the Investment Company Act of 1940 is 811-22927.

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PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

800.983.0903

www.InvescoPowerShares.com

[PRINT CODE]

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Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-22927

PowerShares Actively Managed

Exchange-Traded Commodity Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated [                    ], 2014

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated [                    ], 2014, for the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time (the “Prospectus”).

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio	The NASDAQ Stock Market, LLC	PDBC

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on December 23, 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two series. This SAI relates to one series of the Trust, the PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio (the “Fund”). The shares of the Fund are referred to herein as “Shares.”

The investment objective of the Fund is to seek long-term capital appreciation. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Invesco PowerShares Capital Management LLC (the “Adviser”), a wholly owned subsidiary of Invesco Ltd., manages the Fund.

The Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The Fund issues and redeems Creation Units for cash, calculated based on the NAV per Share, multiplied by the number of Shares representing a Creation Unit (“Deposit Cash”), plus a fixed and/or variable transaction fee. The Fund also reserves the right to permit or require Creation Units to be issued in exchange for a designated basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”); however, the Fund presently does not anticipate issuing Creation Units in exchange for Deposit Securities.

The Fund is expected to be approved for listing, subject to notice of issuance, on The NASDAQ Stock Market, LLC (“NASDAQ” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.

Although currently not anticipated, should the Fund in the future permit or require Creation Units to be issued in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. To offset the added brokerage and other transaction costs the Fund incurs with using cash to purchase the requisite Deposit Securities, the Fund, during each instance of cash creations or redemptions, may impose transaction fees that generally are higher than the transaction fees that normally would be imposed for in-kind creations or redemptions. For more information, see the section below titled “Creation and Redemption of Creation Unit Aggregations.”

EXCHANGE LISTING AND TRADING

Shares of the Fund are expected to be listed for trading and trade throughout the day on the NASDAQ.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

In order to provide additional information regarding the indicative value of Shares of the Fund, the Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

INVESTMENT STRATEGIES AND RESTRICTIONS

Investment Strategies

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to a diverse group of the world’s most heavily traded commodities. The Fund will not invest directly in commodities. Instead, under normal circumstances, the Fund invests, either directly or through the Subsidiary, in a combination of: (i) futures contracts on commodities; (ii) exchange-traded products (i.e., ETFs, ETNs and commodity pools) that provide economic exposure to the commodities markets; and (iii) cash, cash-like instruments or high quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in futures contracts.

The Subsidiary invests in commodity-linked futures contracts that comprise the Benchmark, an index based on 14 heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors: aluminum, Brent crude oil, copper, corn, gold, heating oil, light crude oil, natural gas, “RBOB” gasoline, silver, soybeans, sugar, wheat and zinc. However, the Fund is not an “index tracking” ETF; rather, it attempts to exceed the performance of the Benchmark. Therefore, although the Subsidiary generally holds components of the Benchmark, the Subsidiary is not obligated to invest in all of these components or to invest in the same weightings as the Benchmark. The Adviser employs a rules-based investment approach when selecting futures contracts for the Subsidiary so that the weight of each commodity-linked futures contract in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance of the corresponding, underlying commodity.

Futures contracts, by their terms, reflect the expected future value of a reference asset. Commodity-linked futures contracts reflect the value of price movements of the underlying commodity (which serves as the reference asset) on which the contract is based. These contracts are agreements between two parties where one party agrees to buy, and the other to sell, a set amount of the reference asset at a pre-determined price (the “spot price”) on a pre-determined future date (the “expiration date”). As the expiration date for a futures contract draws closer, an investor wishing to maintain its exposure to that commodity will close out its position in the expiring futures contract and open a new position in a futures contract with a later expiration date. This process is referred to as “rolling.”

In general, as the time to the expiration date of a futures contract draws closer, the price of the futures contract will tend towards its spot price. If the price of a futures contract is greater than the spot price, the market is considered to be in “contango.” If the price of a futures contract is less than the spot price, the market is considered to be “backwarded.” In “contango” markets, the price of futures contracts with expiration dates in the near term generally is lower than the price of futures contracts with more distant expiration dates, resulting in a cost to “roll” the futures contract by replacing the near-term contract with the long-term contract (the “roll cost”). The opposite is true when the market is backwarded, resulting in a gain from rolling the futures contract (the “roll yield”). Whether an investor realizes roll costs or roll yields depends upon the price differences between near-term and long-term contracts. Rather than roll the futures contracts on a predefined schedule, the Subsidiary will roll to another futures contract (which the Adviser selects from a universe of futures contracts with expiration dates as far away as 13 months from the time of purchase) that the Adviser believes will generate the greatest roll yield. However, there can be no guarantee that such a strategy will produce the desired results.

The Subsidiary is organized as a limited partnership under the laws of the Cayman Islands and is wholly-owned and controlled by the Fund. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to income from commodity-linked futures contracts within the limits of the federal tax laws, which otherwise limit the ability of mutual funds to invest directly in commodity-linked futures contracts. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in these commodity-linked futures contracts. Like the Fund, the Subsidiary also may invest in cash or highly liquid securities intended to promote liquidity, serve as margin or collateralize the Subsidiary’s positions in futures contracts. The Subsidiary is overseen by its own board of directors. The Adviser serves as the Subsidiary’s investment adviser but receives no additional compensation for managing the Subsidiary. The Adviser will manage the Subsidiary to comply with the compliance policies and procedures of the Fund.

The Fund also may gain economic exposure to the investment returns of underlying commodities by investing up to 25% of its total assets directly in the Commodity Pool, and also may invest in ETFs, to the extent permitted by the 1940 Act and associated exemptive relief, and ETNs that provide exposure to such commodities.

The Fund (and the Subsidiary, as applicable) will invest its remaining assets in cash, cash-like instruments or high-quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in commodity-linked futures contracts. Such collateral securities include: (i) short-term obligations issued by the U.S. Government ; (ii) short-term negotiable obligations of commercial banks, fixed-time deposits and bankers’ acceptances of U.S. banks and similar institutions ; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality, as the Adviser determines; and (iv) money market mutual funds, including affiliated money market mutual funds. The Fund will not invest in collateral securities that are below investment grade.

During times of adverse market, economic, political or other conditions, the Fund may depart temporarily from its principal investment strategies (such as by maintaining a significant uninvested cash position) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost investment opportunities. During these periods, the Fund may not achieve its investment objective.

Investment Restrictions

The Board of Trustees of the Trust (the “Board”) has adopted as fundamental policies the respective investment restrictions numbered (1) through (7) below. The Fund, as a fundamental policy, may not:

(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in commodity futures contracts, swaps, securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (2), (4)(ii) and (iii), and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that the Fund’s borrowings at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) less the Fund’s liabilities (other than borrowings) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings to an extent that such borrowings will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) less the Fund’s liabilities (other than borrowings).

The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of the Fund’s investment policies and the risks associated with an investment in the Fund is contained in the “Summary Information—Principal Investment Strategies” and “Summary Information—Principal Risks of Investing in the Fund” sections and the “Additional Information About the Fund’s Strategies and Risks” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, those sections of the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the value of futures contracts and securities that the Fund holds, any changes in the financial condition of the issuers of its portfolio holdings and other factors that affect the market.

An investment in the Fund also should be made with an understanding of the risks inherent in an investment in futures contracts and securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio holdings and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence and investor emotions and perceptions change. Investor perceptions are based on various and unpredictable factors, including expectations regarding governmental, economic, monetary and fiscal policies, inflation and interest rates, weather and climate conditions, economic expansion or contraction, and global or regional political, economic or banking crises.

The existence of a liquid trading market for certain securities may depend upon whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide. Because the Fund issues and redeems Creation Units for cash, it may incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind.

Equity Securities and Common Stocks. The Fund may invest in equity securities and common stocks. Holders of common stocks incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, equity securities have neither a fixed principal amount nor a maturity.

Futures. The Fund will invest in exchange-listed commodity-linked futures contracts. Upon entering into a futures contract, the Fund will be required to deposit with the broker “initial margin” in cash or cash equivalents. This initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

In addition, the Fund must segregate liquid assets or enter into off-setting positions to “cover” open positions in futures contracts. For futures contracts that do not cash settle, the Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, the Fund could use derivatives to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts, which may create an effect on the Fund similar to leverage. However, the Fund intends to segregate assets equal to the full notional value of its futures contracts in order to avoid this leverage-like effect.

Rolling, Backwardation and Contango. When purchasing stocks or bonds, a buyer acquires ownership in a security; however, buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their exchange-traded futures contract before expiration. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. For example, a contract purchased and held in December 2014 may have an expiration date in March 2015. As this contract nears expiration, a long position in the contract may be replaced by selling the March 2015 contract and purchasing a contract expiring in September 2015. This process is referred to as “rolling.”

The price of a futures contract is generally higher or lower than the spot price of the underlying asset when there is significant time to expiration of the contract due to various factors within the market. As a futures contract nears expiration, the futures price will tend to converge to the spot price. Historically, the prices of some futures contracts (generally those relating to commodities that are consumed immediately rather than stored, such as crude oil, heating oil and sugar) with near-term expirations may be higher than for futures contracts with longer-term expirations. This circumstance is referred to as “backwardation.” If the market for futures contracts is “backwarded,” the sale of the near-term month contract would be at a higher price than the longer-term contract, and futures investors generally will earn positive returns. Conversely, a “contango” market is one in which the price of futures contracts in the near-term months are lower than the price of futures contracts in the longer-term months. If the market for futures contacts is in “contango,” it would create a cost to “roll” the futures contract, resulting in negative returns. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, the Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract (chosen from a list of tradable futures that expire in the next 13 months) in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

Commodity Futures. The Fund will hold positions in commodity futures contracts. The Fund’s investments in commodity futures contracts may involve substantial risks.

Commodity futures contracts are traded on futures exchanges, which offer a central marketplace in which to transact futures contracts, a clearing organization to process trades, a standardization of expiration dates and contract sizes, and the availability of a trading market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session.

In the futures markets, the clearing organization acts as the counterparty to all exchange-traded futures contracts. The Fund’s obligation is to the futures commission merchant that carries the Fund’s account, whose obligation is in turn to the clearing organization, and the Fund will look indirectly to the clearing organization to satisfy the Fund’s rights under the futures contract.

Some commodity futures exchanges impose on each commodity futures contract traded on that exchange a maximum permissible price movement for each trading session. If the maximum permissible price movement is achieved on any trading day, no more trades may be executed above (or below, if the price has moved downward) that limit. If the Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction. Despite the daily price limits on various futures exchanges, the price volatility of commodity futures contracts historically has been greater than that for traditional securities such as stocks and bonds. Because the Fund invests in commodity futures contracts, the assets of the Fund, and therefore the prices of the Fund’s shares, may be subject to greater volatility. The futures clearinghouse marks every futures contract to market at the end of each trading day to ensure that the outstanding futures obligations are limited to the marked-to-market change in price from one day for any given futures contract. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the Fund’s futures positions have declined in value, the Fund may be required to post variation margin to cover this decline. Alternatively, if the Fund’s futures positions have increased in value, this increase will be credited to the Fund’s account.

Special Risks of Commodity Futures Contracts. Commodity futures contracts also may be subject to the following special risks:

☐	Storage Costs. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

☐	Reinvestment Risk. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery in the future. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominate hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity. The changing nature of hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to replace an expiring contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominate hedgers in the market, the Fund might open the new futures position at a higher price or choose other related commodity investments.

☐	Additional Economic Factors. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, commodity-linked notes, commodity options and commodity swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

☐	Deflation and Inflation. Deflation or unanticipated changes in the rate of inflation may result in changes in the future spot price of the underlying commodities that could negatively affect the Fund’s profitability and result in potential losses. In addition, reduced economic growth may lead to reduced demand for the underlying commodities and put downward pressure on future spot prices, adversely affecting the Fund’s operations and profitability.

☐	Risk of Temporary Market Aberrations or Distortions. The Fund is subject to the risk that temporary aberrations or distortions in the markets (such as war, strikes, geopolitical events and natural disasters) will occur that impact commodity prices and negatively impact the value of the Fund’s positions, thereby adversely affecting the value of your shares.

☐	Volatility Risk. The commodity markets have experienced periods of extreme volatility. General market uncertainty and consequent re-pricing risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant reductions in values of a variety of commodities. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Position Limits. The CFTC has position limit rules and certain commodity futures exchanges have position accountability levels that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market. In 2011, the CFTC adopted comprehensive regulations pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) that would have imposed new position limits on 28 physical commodity futures and options contracts (and on swaps that are economically equivalent to such contracts) in order to prevent excessive speculation and manipulation in the commodity markets. In 2012, the U.S. District Court for the District of Columbia vacated these new position limit regulations and remanded the matter to the CFTC for further consideration consistent with the court’s opinion. In response to the court’s ruling, the CFTC in February 2014 proposed, and sought public comment on, revised position limit regulations, and such proposals are still under consideration by the CFTC. These proposed regulations, in their current or a revised form, or other regulations with similar effects, still may become effective in the future. The proposed regulations are extremely complex and, if ultimately implemented, whether in their current or an alternative form, may require further guidance and interpretation by the CFTC to determine in all respects how they apply to the Fund. The full implementation of the Fund’s investment strategy could be negatively impacted by the existing or any future position limit regulations.

It is possible that the Adviser will approach or reach position limits under the existing rules and, if so, will have a conflict of interest with respect to allocating limited positions among various accounts it manages. Further, the investment decisions of the Adviser may be modified to avoid exceeding regulatory position limits, potentially subjecting the Fund to substantial losses and forcing the Fund to forego certain opportunities. The CFTC’s existing position limit regulations require that a trader aggregate all positions in accounts over which the trader controls trading. However, a trader is not required to aggregate positions in multiple accounts or commodity pools if such trader (or its applicable divisions/subsidiaries) qualifies as an “independent account controller” under applicable CFTC regulations and avails itself of the independent account controller exemption under such regulations. Failure to comply with the requirements of the independent account controller exemption could lead to a CFTC enforcement proceeding against the Adviser and could adversely affect the Fund.

ETFs Risk. The Fund may invest in other ETFs. The Fund’s investment performance may depend on the investment performance of the ETFs in which it invests. Similarly, the Fund may be subject to the risks associated with those ETFs. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests, while continuing to pay its own unitary management fee. As a result, shareholders indirectly will absorb duplicate levels of fees with respect to investments in other ETFs. In addition, at times certain segments of the market represented by the ETFs in which the Fund invest may be out of favor and underperform other segments.

Commodity Pool Risk. The Fund may invest in securities of pooled investment vehicles, including commodity pools. Commodity pools invest in futures contracts, which may be highly leveraged, and in markets which may be highly volatile. As such, commodity pools can suffer substantial losses. Such losses can reduce the value of an investment in the pool. In addition, restrictions on redemptions may affect the ability of the Fund to withdraw from its participation in the pool. Additionally, commodity pools may be subject to substantial charges for management, advisory and brokerage fees. It may be necessary for such pools to make substantial trading profits to avoid depletion or exhaustion of their assets.

CFTC Regulation. The Fund is subject to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules as a commodity pool. The Adviser is registered as a commodity pool operator (“CPO”), and the Fund will be operated in accordance with CFTC rules. Registration as a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program, while registration as a CPO imposes additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of funds whose adviser is required to register as a CPO. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the ability of the Fund to achieve its investment objective. Moreover, the Fund will be subject to dual regulation by the CFTC and the SEC. In 2012, the CFTC issued “harmonization” rules that permit CPOs of registered investment companies, such as the Fund, to rely on substituted compliance, whereby compliance with certain SEC rules is deemed compliant with certain CFTC rules with respect to disclosure and reporting requirements. If the Fund were to experience difficulty in implementing its investment strategies or achieving its investment objective, the Board may determine to reorganize or close the Fund or to materially change the Fund’s investment objective and strategies.

Regulatory Developments Could Significantly and Adversely Affect the Fund. Commodity markets are subject to comprehensive statutes and regulations promulgated not only by the CFTC but also by self-regulatory organizations such as the National Futures Association. Among other things, the CFTC and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. The regulation of commodity transactions in the U.S. is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. In addition, various national governments have expressed concern regarding the disruptive effects of speculative trading in the currency markets and the need to regulate the derivatives markets in general. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Failure of a Clearing Broker. Under current CFTC regulations, a clearing broker (or futures commission merchant) maintains customers’ assets in a bulk segregated account. There is a risk that assets deposited by the Fund with the clearing broker as margin for futures contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker or the clearing broker’s own payment obligations. In addition, the assets of the Fund may not be fully protected in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a pro rata share of all property, if any, available for distribution to all of that clearing broker’s customers. The Fund also may be subject to the risk of the failure of, or delay in performance by, any exchanges and their clearing organizations, if any, on which commodity interest contracts are traded. Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, all customer funds held at a clearing organization in connection with any futures or options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. With respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default of the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, the Fund would not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Fund with the clearing organization.

Increased Competition. The Adviser believes that there has been, over time, an increase in interest in commodity investing. As the Adviser’s assets under management directly or indirectly invested in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

An Investment in the Fund May Not Necessarily Diversify an Investor’s Overall Portfolio. The investment performance of commodities has shown little long-term historical correlation to the performance of other asset classes, such as domestic equities and bonds. Little correlation means that there is a low statistical relationship between the performance of commodity investments on the one hand, and domestic equities and bonds on the other hand. Because there is little long-term historical correlation, the Fund cannot be expected to be automatically profitable during unfavorable periods in the stock or bond markets, or vice versa. If, during a particular period of time, the Fund’s performance moves in the same general direction as the other financial markets, or the Fund performs unsuccessfully relative to overall commodity markets, you may obtain little or no diversification benefits during that period from an investment in the Fund’s shares. In such a case, the Fund may have no gains to offset your losses from such other investments, and you may suffer losses on your investment in the Fund at the same time losses on your other investments are increasing.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable CDs, fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality, as the investment adviser of the Fund determines; and (iv) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. Short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Short-term obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, Fannie Mae and Freddie Mac required Treasury support of approximately $187.5 billion through draws under the Treasury’s preferred stock purchase agreements. They have repaid approximately $146.6 billion in dividends. Both Fannie Mae and Freddie Mac ended the third quarter of 2013 with positive net worth, and neither has required a draw from the Treasury since the second quarter of 2012. However, FHFA previously predicted that cumulative Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover their investment from the U.S. Government.

In the United States, on August 5, 2011, Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”), lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.” The downgrade by S&P increased volatility in financial markets, and could result in higher interest rates and higher Treasury yields and increase the costs of capital and financing. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Investment Companies. The Fund may invest in the securities of other investment companies (excluding closed-end funds) beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 (the “2012 Order”). Absent such exemptive relief, the Fund’s investments in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Under the pertinent terms of the 2012 Order, the Fund may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by the Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. The Fund may not rely on 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

In addition, an affiliate of the Trust previously obtained exemptive relief in 2007 (which extends to the Trust) that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the fund that it wishes to acquire in excess of the 12(d)(1)(A) limitations. If the Fund relies on the 2012 Order, it will not enter into a participation agreement pursuant to the 2007 Order, and if the Fund has a signed participation agreement in effect pursuant to the 2007 Order, it will not rely on the 2012 Order.

Illiquid Securities. The Fund may hold up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are held in illiquid securities or other illiquid assets.

Borrowing. The Fund may borrow money from a bank or another person up to limits set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

Leverage. In addition to structural leverage, such as bank borrowings, the Fund may invest in portfolio investments, such as investments in commodity futures contracts and other derivatives, which may give rise to a form of economic leverage. Because derivatives may have a component of economic leverage, adverse changes in the value or level of the underlying asset can result in the magnification of gains or losses on the investment held by a fund, and depending on the investment can potentially result in a loss greater than the amount invested in the derivative itself. Any investments in instruments with economic leverage will be covered with segregated or ear-marked assets in accordance with SEC guidance. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet any required asset segregation requirements when it may not be advantageous for the Fund to do so.

Investment in the Subsidiary. The Fund will obtain futures contract exposure through investments in the Subsidiary, which may not exceed 25% of the Fund’s total assets at the end of each tax year quarter. The Subsidiary may invest in commodity-linked futures contracts, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s positions. Unlike the Fund, the Subsidiary may invest without limitation in such futures contracts. The Subsidiary otherwise is subject to the same general investment policies and restrictions as the Fund. Except as noted, references to the investment strategies of the Fund include the investment strategies of the Subsidiary. The Subsidiary is not registered under the 1940 Act. As an investor in its Subsidiary, the Fund, as the Subsidiary’s sole shareholder, would not have the protections offered to investors in registered investment companies. The Board has oversight responsibility for the investment activities of the Fund, including its investments in its Subsidiary, and the Fund’s role as the sole shareholder of its Subsidiary. Also, in managing the Subsidiary’s portfolio, the Adviser is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders.

PORTFOLIO TURNOVER

The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Fund is new and has no operating history, and portfolio turnover information therefore is not available.

DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

Form N-Qs and Form N-CSRs for the Fund will be available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs and Form N-CSRs, when available, also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s Form N-Qs and Form N-CSRs will be available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Actively Managed Exchange-Traded Commodity Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Fund’s portfolio holdings are disseminated publicly each day that the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Fund’s portfolio holdings may be permitted at other times to personnel of third party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

[MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has eight Trustees. Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” (as such term is defined under the 1940 Act) or “independent” Trustees (the “Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other ETF trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Positions Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years

Ronn R. Bagge—1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	118	None

Todd J. Barre—1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	118	None

Marc M. Kole—1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Chief Financial Officer, Hope Network (social services) (2008-2012); formerly, Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004).	118	None

Yung Bong Lim—1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	118	None

Philip M. Nussbaum—1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Chairman, Performance Trust Capital Partners (2004-Present).	118	None

Gary R. Wicker—1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (since 2013); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	118	None

Donald H. Wilson—1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman and Trustee since 2014	Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-Present); Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	118	None

*	This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years

Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2014	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Advisers, Inc., Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., and IVZ, Inc.; Director and Secretary, IVZ	118	None

Bahamas Private Limited; formerly, Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.

*	This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Andrew Schlossberg—1974 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2014	Director, Invesco Distributors, Inc. (2012-Present); Managing Director—U.S. Strategy and Marketing, Invesco PowerShares Capital Management LLC (2010-Present); Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); Director, Invesco Distributors, Inc. (2012-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007).

Peter Hubbard—1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2014	Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2014	Managing Director—Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002-Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Executive Vice President and Chief Financial Officer, Invesco, Inc.; formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris—1964 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Vice President	Since 2014	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust,

PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; formerly, Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Rudolf E. Reitmann—1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2014	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (since 2013).

Daniel E. Draper—1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2014	Senior Vice President, Invesco Distributors, Inc. (since 2014); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Managing Director, Invesco PowerShares Global ETFs (since 2013); formerly, Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Steven M. Hill—1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2014	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC (since 2011); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe—1969 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2014	U.S. Compliance Director, Invesco, Ltd. (since 2006); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010-2013); formerly, Assistant Fund Accounting Manager, Invesco, Ltd. (1998-1999).

Anna Paglia—1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2014	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his successor is elected.

The Trust and the Fund are newly established. As of the date of this SAI, none of the Trustees held securities in the Fund. However, each Trustee beneficially owns more than $100,000 in securities in the Funds of the Fund Family.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund, under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally expects to meet in regularly scheduled meetings five times a year, and may meet more often as required.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. The Trust is newly established and therefore the Audit Committee did not meet during the last fiscal year.

Messrs. Bagge (Chair), Barre, Kole, Lim, Nussbaum, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” The Trust is newly established and therefore the Nominating and Governance Committee did not meet during the last fiscal year.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review the investment performance of the Fund, including its tracking error and correlation to its Underlying Index, (ii) to review any proposed changes to the Fund’s investment policies, comparative benchmark indices or Underlying Index, and (iii) to review the Fund’s market trading activities and portfolio transactions. The Trust is newly established and therefore the Investment Oversight Committee did not meet during the last fiscal year.

Mr. Wilson, one of the Independent Trustees, serves as the chair of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the Interested Trustee and officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He was the Chief Financial Officer of Hope Network from 2008 to 2012. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005 and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining

Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board of the Trust has determined that Mr. Nussbaum is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. He was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Previously, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. Mr. Wilson has served as the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn since 2013. He has also served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during the past five years or more are shown in the above tables.

For services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $225,000 (the “Retainer”). The Retainer is allocated half pro rata among all of the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $70,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $25,000 per year and the chairs of the Nominating and Governance Committee and Investment Oversight Committee each receive an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust has a deferred compensation plan (the “DC Plan”), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return of one or more registered investment companies within the Fund Family that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.

As the Trust and the Fund are newly established, as of the date of this SAI, the Trustees have not yet received any fees from the Trust.

As of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of the Fund’s outstanding Shares.

Principal Holders and Control Persons. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding shares of the Fund.

Shareholder Communications. Shareholders may send communications to the Trustees by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications the Trust receives not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC was organized February 7, 2003 and is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s resources. [                    ] oversees all research, portfolio management and trading operations of the Adviser. In this capacity, Mr. [                    ] receives management assistance from [                    ] in the day-to-day management of the Fund.]

As of [            ], in addition to the Fund, [Mr.                    ] managed [    ] portfolios of other exchange-traded funds in the Fund Complex with a total of approximately $[    ] billion in assets, [    ] exchange-traded funds traded in Europe with approximately $[    ] billion in assets and no other accounts.

As of [            ], in addition to the Fund, [Mr.                    ] managed [    ] portfolios of other exchange-traded funds in the Fund Complex with a total of approximately $[    ] billion in assets, [    ] exchange-traded funds traded in Europe with approximately $[    ] billion in assets and no other accounts.

[Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.]

As of the date of this SAI, the Fund had not yet commenced operations and none of the Portfolio Managers beneficially own any Shares of the Fund.

Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, the Fund pays the Adviser an advisory fee. The Adviser is responsible for all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses. For the Adviser’s services to the Fund, the Fund has agreed to pay a unitary management fee, paid monthly, equal to [            ]% of its average daily net assets (the “Advisory Fee”).

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds.

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect (following the initial term of the Investment Advisory Agreement) only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Administrator. BNYM serves as administrator for the Fund. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator for the Fund pursuant to a fund administration and accounting services agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other service providers); assist in preparing reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Fund’s assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent of the Fund pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as fund accounting agent pursuant to a fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor. Invesco Distributors, Inc. is the distributor of the Fund’s Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Fund’s Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).]

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policies are to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

The Adviser effects transactions with those broker-dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser does not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the funds, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on December 23, 2013 pursuant to the Declaration of Trust.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently is composed of two series. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. The Declaration of Trust provides that the assets associated solely with any series shall be held and accounted for separately from the assets of the Trust generally or of any other series, and that liabilities belonging to a particular series shall be enforceable only against the assets belonging to that series and not against the assets of the Trust generally or against the assets belonging to any other series.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and other distributions declared by the Board with respect to the Fund and in the Fund’s net distributable assets on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Should the Board establish additional series in the future, the Shares of all funds of the Trust, including the Fund, will vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trustees may, except in limited circumstances, amend or supplement the Declaration of Trust without shareholder vote. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund, and ownership of Shares may be disclosed by the Fund if so required by law or regulation.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 33% of the outstanding Shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose by written request provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding

Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically reviews the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Trust also is available at no charge upon request by calling 800-983-0903 or by writing to PowerShares Actively Managed Exchange-Traded Commodity Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX also will be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit Cash. Creation Unit Aggregations of the Fund are issued for cash, calculated based on the NAV per Share multiplied by the number of Shares representing a Creation Unit (previously defined as “Deposit Cash”), plus a fixed and/or variable transaction fee, as discussed below.

Right to Request Deposit Securities. In certain circumstances, the Fund reserves the right to permit or require Creation Units to be issued in-kind, although it does not currently expect to do so. If in-kind creations are permitted or required, an investor must deposit a designated portfolio of securities (previously defined as the “Deposit Securities”) per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Fund (“Fund Securities”) and an amount of cash (previously defined as the “Cash Component”) computed as discussed below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund. If in-kind Creations are permitted or required, the Adviser expects that the Deposit Securities would correspond pro rata, to the extent practicable, to the securities held by the Fund at the time. In such event, the Cash Component would represent the difference between the NAV of a Creation Unit as the market value of the Deposit Securities.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the AP will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

If Creation Units are issued in-kind, the Custodian, through the NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

If the Fund is to utilize in-kind creations, the identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser. In addition, during any time the Fund permits in-kind creations, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), if any, or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), if any, will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Creations and redemptions of Shares for Fund Securities are subject to compliance with applicable federal and state securities laws, and the Fund always reserves the right to redeem Creation Aggregations for cash to the extent that an investor could not lawfully purchase or the Fund could not lawfully deliver specific Fund Securities under such laws. An AP (defined below) or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. An AP (as defined below) that is not a qualified institutional buyer (“QIB”) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time), in each case on the date such order is placed (the “Transmittal Date”) in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. If the Fund permits creation units to be issued in exchange for Deposit Securities, it may allow an AP to place a custom order, whereby cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time, on the Transmittal Date.

On days when a listing exchange close earlier than normal (such as the day before a holiday), the Fund may require orders to create Creation Unit Aggregations to be placed earlier in the day on the Transmittal Date. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Orders to create Creation Units of the Fund may be placed through the Clearing Process (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process (see “—Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Deposit Cash (or, if applicable, the Deposit Securities and accompanying Cash Component).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant

Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Cash (or, should the Fund permit it, the Deposit Securities along with the Cash Component) to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to create Creation Unit Aggregations using the Clearing Process that is made in proper form but received by the Trust after Closing Time will be deemed received on the next Business Day immediately following the date that the order was placed, and it will be effected at the NAV next determined on such Business Day. That next Business Day will be deemed the Transmittal Date. The Creation Unit will be transferred no later than the third Business Day following the Transmittal Date.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Units of the Fund does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of cash and/or securities directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite amount of Deposit Cash (or, if permitted, the requisite number of Deposit Securities) through DTC to the account of the Fund by no later than 11:00 a.m., Eastern Time, on the next Business Day immediately following the Transmittal Date.

A standard creation order must be placed by 4:00 p.m., Eastern Time, for purchases of Shares. In the case of custom orders (during times when the Fund permits in-kind creations), the order must be received by the Distributor no later than 3:00 p.m., Eastern Time. An AP must contact the Distributor to obtain approval prior to submitting such a creation order. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order.

During times when the Fund permits Creation Units to be issued in exchange for Deposit Securities rather than Deposit Cash, the AP must make available no later than 11:00 a.m., Eastern Time, on the next Business Day immediately following the Transmittal Date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds from such Cash Component will be returned following settlement of the issue of the Creation Unit Aggregation. The order shall be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to 2:00 p.m., Eastern Time, on such date, and federal funds in the appropriate amount are deposited with the Transfer Agent by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 2:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time, the next Business Day, then the order may be canceled, and the AP shall be liable to the Fund for losses, if any, that the Fund may incur in purchasing securities for the Creation Unit. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities along with the Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

At times when the Fund permits in-kind creations, and in accordance with a Fund’s Participant Agreement, Creation Unit Aggregations may be issued to an AP in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, the AP must deposit cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The Adviser may change the required percentage of the Additional Cash Deposit from time to time. Such cash collateral must be delivered no later than 11:00 a.m., Eastern Time, on the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. In the event of in-kind creations, the amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, by the “regular way” settlement date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, by the “regular way” settlement date, such order will be canceled.

Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “Creation and Redemption Transaction Fees” sections below.)

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities (if permitted) delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Transfer Agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Distributor, the Custodian, any sub-custodian and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the amount of Deposit Cash, or the number of shares of each security in the Deposit Securities, and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a fixed administrative fee of $500, payable to BNYM, irrespective of the size of the order. In addition to the fixed administrative fee, the Fund may impose an additional variable transaction fee of up to four times the fixed administrative fee. Such variable transaction fees are determined by the Adviser, payable to the Fund and are incurred for (i) in-kind creations effected outside the normal Clearing Process, and (ii) cash creations. Finally, to the extent the Fund permits or requires APs to substitute cash in lieu of Deposit Securities at times when in-kind transactions are permitted, the Adviser may set additional variable fees separate from the fees already described that are also payable to the Fund up to 2%. These cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. From time to time, the Adviser, in its sole discretion, may adjust the Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

Redemption of Fund Shares in Creation Unit Aggregations. Creation Units of the Fund will be redeemed for cash in an amount equal to the NAV of its Shares next determined after a redemption request is received (minus a redemption transaction fee, as specified above) (the “Cash Redemption Amount”). Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Custodian and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

If the Fund permits Creation Units to be redeemed in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations. For in-kind redemptions, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Redemption Cash Component”), less a redemption transaction fee as noted above (see “Creation and Redemption Transaction Fees”). In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

If the Fund permits in-kind redemptions, such redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act, to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Cash Redemption Amount (or, if in-kind redemptions are permitted, Fund Securities and the Redemption Cash Component) will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time, for any Redemption Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Cash Redemption Amount (or Fund Securities), which is expected to be delivered within three Business Days (and, in the case of in-kind redemptions, the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received).

A standard order for redemption must be placed by 4:00 p.m., Eastern Time, for redemptions of Shares. In the case of custom redemptions (during periods when the Fund permits in-kind redemptions), the order must be received by the Distributor no later than 3:00 p.m., Eastern Time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Unites through DTC on or before the settlement date. Should the Fund permit redemptions in-kind, such redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and in such instances, the Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so first without registering the Deposit Securities under such laws.

At times when the Fund were to permit in-kind redemptions, and the number of Shares is insufficient on the next Business Day immediately following the Transmittal Date, the Trust may deliver the Deposit Securities or the Redemption Cash Component to the AP notwithstanding such deficiency, in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the next Business Day immediately following the Transmittal Date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, including other expenses incurred by the Trust, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

For in-kind redemptions, the calculation of the value of the Fund Securities and the Redemption Cash Component to be delivered or received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Redemption Cash Component to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than Closing Time on the Transmittal Date but either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Redemption Cash Component to be delivered/received will be computed on the Business Day that the order is received by the Trust (i.e., the Business Day on which Shares of the Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee for cash redemptions, as specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).

Additionally, to the extent the Fund issues redemptions in-kind, the Fund, in its sole discretion, and upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash-in-lieu of some Fund Securities, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)

Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be Received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind transfers, when permitted)	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET) Deposit Cash must be received by the Custodian.

For in-kind transfers:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.

			No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind transfers, when permitted)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind transfers, when permitted)	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Cash (or Deposit Securities, as permitted) must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be Received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Cash Redemption Amount will be transferred (for in-kind transfers, Fund Securities and Redemption Cash Component will be transferred).

Custom Orders (for in-kind transfers, when permitted)	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Redemption Cash Component will be transferred.

Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET) Shares must be delivered through DTC to the Custodian.

For in-kind transfers: 2:00 p.m. (ET) Redemption Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Cash Redemption Amount (for in-kind transfers, Fund Securities and Redemption Cash Component) is delivered to the redeeming beneficial owner.

Custom Orders (for in-kind transfers, when permitted)	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Shares must be delivered through DTC to the Custodian. 2:00 p.m. (ET) Redemption Cash Component, if any, is due. *If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.	Fund Securities and Redemption Cash Component is delivered to the redeeming beneficial owner.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a Regulated Investment Company. The Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs (defined in the next paragraph) described herein and in the Prospectus. Should the Board establish additional series of the Trust, any losses in the Fund would not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the series level rather than the Trust level.

The Fund intends to elect to be, and to qualify each taxable year to be treated as, a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) (a “RIC”). If it satisfies the requirements referred to in the next sentence, the Fund will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, the Fund must annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement. The Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

Asset Diversification Requirements. The Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

If the Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements— all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income taxpayers), and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, if any, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98.2% of its net capital gains for the twelve months ended October 31 of such year. Generally, the Fund intends to make sufficient distributions to avoid liability for federal income and excise taxes but can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of the Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from the Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions that the Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

If, for any taxable year, the total distributions that the Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of the shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, Fund distributions to an individual shareholder of QDI—which the Fund does not expect to distribute a significant amount of—will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amount of distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares must be adjusted to reflect the disallowed loss. Any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include dividends and other distributions the Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Shares.

A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Fund shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election for that year with the IRS that would enable its shareholders to benefit from any foreign tax credits or deductions available with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If the Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year.

The Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

Distributions of ordinary income paid to a foreign shareholder that are not effectively connected will generally be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the disposition of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the disposition or distribution and certain other conditions are met; those gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, foreign financial institutions (“FFIs”)or non-financial foreign entities (“NFFEs”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds of a disposition of Shares paid after December 31, 2016. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE that certifies its status as such and, in certain circumstances, either that (i) it has no substantial U.S. persons as owners or (ii) if it does have any such owners and reports information relating to them to the withholding agent (which may be a Fund). The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying its status as such and, in certain circumstances, that (1) it does not have any substantial U.S. owners, or (2) it does not have one or more such owners and reports the name, address and taxpayer identification number of each such owner. The NFFE will report to a Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Taxation of Fund Investments. The Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of those special rules would therefore also affect the amount, timing and character of distributions that the Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that may cause the Fund to not receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15%/20% maximum federal income tax rates on individuals’ QDI described above.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. The Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Some futures contracts, foreign currency contracts traded in the interbank market, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Internal Revenue Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement in which the Fund invests may be subject to Internal Revenue Code section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contracts the Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss; however, certain foreign currency gains or losses arising from Section 1256 contracts will be treated as ordinary income or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. The Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable U.S. Treasury regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.

Offsetting positions the Fund enters into or holds in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period for certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable U.S. Treasury regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

The Fund may invest up to 25% of its assets in the Subsidiary. That investment would provide the Fund with exposure to the futures markets within the limitations of the federal tax requirement under Subchapter M of the Internal Revenue Code.

The Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (the “Safe Harbor”) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are “of a kind customarily dealt in on an organized commodity exchange” if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary’s securities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary’s gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

The Fund would wholly-own the Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the Subsidiary’s Controlled Foreign Corporation (“CFC”) provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” As an investor in the Subsidiary, the Fund would be a U.S. person that would own all of the stock of the Subsidiary; as such, the Fund would be a “U.S. Shareholder” and the Subsidiary would be a CFC. As a “U.S. Shareholder,” the Fund will be required to include in its gross income for United States federal income tax purposes the Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income would be distributed by the Subsidiary. It would be expected that all of the Subsidiary’s income would be “subpart F income.” “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund’s recognition of the Subsidiary’s “subpart F income” would increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund would be tax-free, to the extent of its previously undistributed “subpart F income,” and correspondingly would reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” generally is treated as ordinary income, regardless of the character of the Subsidiary’s underlying income.

*                         *                    *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, U.S. Treasury regulations, judicial authority, and administrative interpretations in effect on the date hereof; changes in any applicable authority could materially affect the conclusions discussed above, possibly retroactively, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.” Additional information regarding the current NAV per share of the Fund, when available, can be found at www.InvescoPowerShares.com.

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when the Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a RIC or to avoid imposition of income tax or the Excise Tax on undistributed income. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

[Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, DC 20006, serves as counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, Illinois 60606, serves as the Fund’s independent registered public accounting firm. PricewaterhouseCoopers LLP has been retained to audit the Fund’s annual financial statements and performs other related audit services.]

FINANCIAL STATEMENTS

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available. The audited financial statements for the Fund will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 800.983.0903 during normal business hours.

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY - OVERVIEW

Invesco PowerShares Capital Management LLC (“Invesco PowerShares”) has adopted proxy voting policies with respect to securities owned by the exchange-traded funds (“ETFs”) for which it serves as investment adviser and has the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to ensure that proxies are voted in the best interests of an ETF. With respect to implementation of its proxy voting policies, Invesco PowerShares:

1) applies its proxy voting policies consistently;

2) documents the reasons for voting;

3) maintains records of voting activities; and

4) monitors to ensure voting recommendations of an independent service provider are in the best interests of shareholders.

Proxy Voting

Invesco PowerShares has retained Glass Lewis & Co. to provide in-depth proxy research and has retained Broadridge to provide vote execution and the recordkeeping services necessary for tracking proxy voting for the ETFs. Invesco PowerShares intends to vote according to Glass Lewis & Co.’s voting recommendations. Glass Lewis & Co. specializes in providing a variety of fiduciary-level services related to proxy voting. Please see Exhibit A, Glass Lewis & Co. Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2013 Proxy Season.

Conflict of Interest

Invesco PowerShares maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), Invesco PowerShares or Invesco PowerShares’ affiliates, from having undue influence on Invesco PowerShares’ proxy voting activity. A conflict of interest might exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with Invesco PowerShares, when a client of Invesco PowerShares is involved in a proxy contest (such as a corporate director), or when one of Invesco PowerShares’ employees has a personal interest in a proxy matter. When a conflict of interest arises, in order to ensure that proxies are voted solely in the best interest of the Funds and their shareholders, Invesco PowerShares either will vote in accordance its written policies or engage an independent fiduciary as a further safeguard against potential conflicts of interest or as otherwise required by applicable law.

Share blocking

Invesco PowerShares may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an ETF’s portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote.

A-1

Special Policy

With respect to the PowerShares Global Listed Private Equity Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Senior Loan Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(E), which requires that the Adviser vote the shares in the portfolio of the PowerShares Global Listed Private Equity Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Senior Loan Portfolio in the same proportion as the vote of all other holders of such security.

A-2

Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

PowerShares Bloomberg Commodity Strategy Portfolio

(The NASDAQ Stock Market, LLC – CMDY)

[                    ], 2014

The U.S. Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

2

PowerShares Bloomberg

Commodity Strategy Portfolio

Summary Information

Investment Objective

The PowerShares Bloomberg Commodity Strategy Portfolio (the “Fund”) seeks long term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[____	]%
Other Expenses(1)	[____	]%
Total Annual Fund Operating Expenses	[____	]%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and turnover data therefore is not available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to a broadly diversified representation of the commodities market. Commodities are investable assets with tangible, physical properties, such as, oil, agricultural produce or raw metals. Commodity-linked futures contracts are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity at a pre-determined future date and price. The value of commodity-linked futures contracts is based upon the price movements of their underlying commodities.

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The Fund does not invest directly in commodities or commodity-linked futures contracts. Instead, under normal circumstances, the Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), as set forth below, in a combination of: (i) futures contracts on those underlying commodities; (ii) exchange-traded products (i.e., other ETFs, exchange-traded notes (“ETNs”) and commodity pools) that provide economic exposure to the commodities market; and (iii) cash, cash-like instruments or high quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments.

The Subsidiary invests in commodity-linked futures contracts that are components of the Bloomberg Commodity Total Return Index (the “Benchmark”), an index composed of futures contracts of varying maturities on 22 physical commodities across seven industry sectors. However, the Fund is not an “index tracking” ETF; rather, it seeks to exceed the performance of the Benchmark. Although the Subsidiary generally holds the components of the Benchmark, the Subsidiary may not invest in all of the Benchmark’s components, or in the same proportion, and it may invest in futures contracts outside the Benchmark. Invesco PowerShares Capital Management LLC, the Fund’s investment adviser (the “Adviser”), employs a rules-based investment approach when selecting futures contracts for the Subsidiary so that the weight of the futures contracts in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance and market liquidity of the corresponding, underlying commodities. The Adviser will select futures contracts that have no more than nine months until expiration and limits the Fund’s exposure to any single commodity to no more than 15% of its assets and to any sector to no more than 33% of its assets.

The Subsidiary is a limited partnership operating under Cayman Islands law. It is wholly-owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity-linked futures contracts returns within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in futures contracts. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.

The Fund also may gain exposure to the commodities markets by investing in commodity pools that invest in the underlying commodities. The Fund’s investments in a single pool may not exceed 25% of its total assets.

The Fund also may invest directly in ETFs (to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and certain exemptive relief therefrom) and ETNs that provide exposure to commodities.

The Fund (and the Subsidiary, as applicable) will invest its remaining assets in high quality collateral securities, such as U.S. Treasuries, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines) that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in commodity-linked futures contracts.

Principal Risks of Investing in the Fund

The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Management Risk. The Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

Futures Contract Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid commodity; and (vii) unfavorable execution prices from rapid selling.

4

Strategy Risk. As a futures contract approaches its settlement date, the Fund may sell that futures contract and replace it with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. The successful use of such a strategy depends upon the Adviser’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may endure a cost to “roll” the contracts. The Adviser may not be successful in selecting futures contracts to achieve the Fund’s investment objective.

Commodity-Linked Instruments Risk. The commodities markets may be subject to greater volatility than traditional securities. The value of commodity-linked futures contracts typically is based upon the price movements of underlying commodities and therefore may fluctuate widely based on a variety of both macroeconomic and commodity-specific factors. At times, these price fluctuations may be significant or rapid, and may not correlate to price movements in other asset classes.

Pooled Investment Vehicle Risk. The Fund faces the risk that a pooled investment vehicle will not achieve its investment objective. The Fund also is subject to the risks of the underlying assets in which the pooled vehicles invest. As a shareholder in such a vehicle, the Fund will incur duplicative expenses, bearing its share of that vehicle’s expenses while also paying its own advisory and administrative fees. In addition, the Fund will incur brokerage costs when purchasing and selling shares of pooled investment vehicles.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the an issuer cannot pay interest or repay principal when it is due. Additionally, the value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in interest rates or the issuer’s credit rating, and other economic, legal, political or geographic events.

Liquidity Risk. The Fund may invest in instruments that at times may be illiquid. Such instruments may have a limited trading volume, and the size of the market for such an investment may be smaller. Illiquid instruments may be more difficult or costly to buy or sell as compared to more actively traded investments, which may prevent the Fund from achieving its investment objective.

Collateral Securities Risk. The Fund may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund may seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest, as well as credit risk.

5

Interest Rate Risk. The Fund’s investments in U.S. Government securities and commercial paper will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.

Valuation Risk. During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees (the “Board”) of the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”)) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.

Cash Transaction Risk. Unlike most ETFs, the Fund currently permits creations and redemptions to settle for cash, rather than in-kind, due to the nature of the Fund’s investments. As such, an investment in Shares will be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Tax Risk. For the Fund to qualify as a regulated investment company (“RIC”), it must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private revenue rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Gap Risk. The Fund is subject to the risk that a commodity price will change between periods of trading. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Portfolio Turnover Risk. In pursuing its investment strategy, particularly when “rolling” futures contracts, the Fund may engage in frequent trading of its portfolio securities, resulting in a high portfolio turnover rate. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund or an increase in taxable capital gain distributions to the Fund’s shareholders.

6

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Commodity Pool Risk. Under amended regulations promulgated by the CFTC, the Subsidiary and the Fund will be considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage both the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA imposes additional compliance obligations, which could increase costs and may affect the operations and financial performance of the Fund. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore the Fund will not receive all protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Performance

The Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.invescopowershares.com and will provide some indication of the risk of investing in the Fund.

Management of the Fund

[Investment Adviser. Invesco PowerShares Capital Management LLC.]

Portfolio Managers. The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund
[ ]	[ ]	Since inception
[ ]	[ ]	Since inception

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants (“APs”) and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”) in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares of the Fund may be purchased and sold only on a national securities exchange through brokers. Shares of the Fund will be listed for trading on The NASDAQ Stock Market, LLC (“NASDAQ”) and because the Shares will trade at market prices rather than NAV, Shares of the Fund may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

7

Tax Information

The Fund’s distributions will be taxable to you, generally as ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of Shares may result in capital gain or loss.

8

Additional Information About the Fund’s Strategies and Risks

Principal Investment Strategies

The Fund is an actively managed ETF that seeks to achieve its investment objective by gaining exposure to a broadly diversified representation of commodity markets. The Fund will not invest directly in commodities. Instead, under normal circumstances, the Fund invests, either directly or through the Subsidiary, in a combination of: (i) futures contracts on commodities; (ii) exchange-traded products (i.e., ETFs, ETNs and commodity pools) that provide economic exposure to the commodities markets; and (iii) cash, cash-like instruments or high quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in futures contracts.

The Subsidiary invests in commodity-linked futures contracts that comprise the Benchmark, a diversified index composed of futures contracts on physical commodities that is developed, maintained and sponsored by Bloomberg. Historically, the Benchmark has included futures contracts on the following 22 underlying physical commodities: aluminum, Brent Crude oil, coffee, copper, corn, cotton, gold, heating oil, Kansas wheat, lean hogs, live cattle, natural gas, nickel, silver, soybeans, soybean meal, soybean oil, sugar, unleaded gasoline, wheat, West Texas Intermediate crude oil and zinc. These commodities are contained in seven industry sectors, including energy, precious metals, agriculture, and livestock.

The Fund is not an “index tracking” ETF; rather it attempts to exceed the performance of the Benchmark. Although the Subsidiary generally holds components of the Benchmark, the Subsidiary is not obligated to invest in all of these components or to invest in the same weightings as the Benchmark. The Adviser employs a rules-based investment approach when selecting futures contracts for the Subsidiary so that the weight of each commodity-linked futures contract in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance and market liquidity of the corresponding, underlying commodity. The Adviser will limit the Fund’s indirect exposure to any single commodity to no more than 15% of the weight of the Fund, and it also will limit the Fund’s indirect exposure to any industry sector to no more than 33% of the weight of the Fund.

In general, as the time to the expiration date of a futures contract draws closer, the price of the futures contract will tend towards its spot price. If the price of a futures contract is greater than the spot price, the market is considered to be in “contango.” If the price of a futures contract is less than the spot price, the market is considered to be “backwarded.” In “contango” markets, the price of futures contracts with expiration dates in the near term generally is lower than the price of futures contracts with more distant expiration dates, resulting in a cost to “roll” the futures contract by replacing the near-term contract with the long-term contract (the “roll cost”). The opposite is true when the market is backwarded, resulting in a gain from rolling the futures contract (the “roll yield”). Whether an investor realizes roll costs or roll yields depends upon the price differences between near-term and long-term contracts. Rather than roll the futures contracts on a predefined schedule, the Subsidiary will roll to another futures contract (which the Adviser selects from a universe of futures contracts with nine or fewer months until expiration) that the Adviser believes will generate the greatest roll yield. However, there can be no guarantee that such a strategy will produce the desired results.

The Subsidiary is organized as a limited partnership under the laws of the Cayman Islands and is wholly-owned and controlled by the Fund. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to income from commodity-linked futures contracts within the limits of the federal tax laws, which otherwise limit the ability of mutual funds to invest directly in commodity-linked futures contracts. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in these commodity-linked futures contracts. Like the Fund, the Subsidiary also may invest in cash or highly liquid securities intended to promote liquidity, serve as margin or collateralize the Subsidiary’s positions in futures contracts. The Subsidiary is overseen by its own board of directors. The Adviser serves as the Subsidiary’s investment adviser and manages the Subsidiary to comply with the compliance policies and procedures of the Fund.

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The Fund also may gain economic exposure to the investment returns of underlying commodities by investing in commodity pools, and also may invest in ETFs, to the extent permitted by the 1940 Act and associated exemptive relief, and ETNs that provide exposure to such commodities.

The Fund (and the Subsidiary, as applicable) will invest its remaining assets in cash, cash-like instruments or high-quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in futures contracts. Such collateral securities include: (i) short-term obligations issued by the U.S. Government ; (ii) short-term negotiable obligations of commercial banks, fixed-time deposits and bankers’ acceptances of U.S. banks and similar institutions ; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality, as the Adviser determines; and (iv) money market mutual funds, including affiliated money market mutual funds. The Fund will not invest in collateral securities that are below investment grade.

During times of adverse market, economic, political or other conditions, the Fund may depart temporarily from its principal investment strategies (such as by maintaining a significant uninvested cash position) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost investment opportunities. During these periods, the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund

The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s “Summary Information” section.

Management Risk

The Fund is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

Futures Contract Risk

The successful use of a futures contract depends upon the Adviser’s skill and experience with respect to such instruments. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Such risks include:

(i)	an imperfect correlation between the value of the futures contract and the value of the underlying commodity;

(ii)	possible lack of a liquid secondary market for a futures contract;

(iii)	the inability to close a futures contract when desired;

(iv)	losses caused by unanticipated market movement, which may result in losses in excess of the amount invested in the futures contract (and potentially may be unlimited);

(v)	in the event of adverse price movements, an obligation of the Fund to make daily cash payments to maintain its required margin, including at times when it may have insufficient cash and must sell securities from its portfolio to meet those margin requirements at a disadvantageous time;

(vi)	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund; and

(vii)	the possibility that rapid selling to avoid delivery of a commodity may result in unfavorable execution prices.

The Fund also must segregate liquid assets or take other appropriate measures to “cover” open positions in futures contracts. As the Fund will be invested primarily in cash-settled futures contracts, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value. By setting aside assets equal only to its net obligations, the Fund could use derivatives to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Such extended use could create an effect on the Fund similar to leverage. However, the Fund does not intend to seek returns that are multiples of any benchmark so as to avoid this leverage-like effect.

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Strategy Risk

As a futures contract approaches its settlement date, the Fund may sell that futures contract and replace it with a similar contract with a more distant settlement date. The successful use of this “rolling” strategy depends upon the manager’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may endure a cost to “roll” the contracts. There can be no guarantee that such a strategy will obtain yield when rolling futures contracts. The Adviser may not be successful in selecting futures contracts that will help the Fund achieve its investment objective.

Commodity-Linked Derivative Risk

The Fund’s significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked futures contracts typically is based upon the price movements of the underlying commodities. Therefore, the value of such contracts may be volatile and fluctuate widely based on a variety of macroeconomic factors, including changes in overall market movements; domestic and foreign political and economic events, policies and developments; geo-political concerns, war, and acts of terrorism; changes in domestic or foreign interest rates and/or investor expectations concerning interest rates; domestic and foreign inflation rates; consumer supply and demand; and trading activities in commodities, including currency devaluations, market liquidity or the imposition of embargoes, tariffs or other regulatory barriers. The value may fluctuate due to commodity-specific factors, such as weather and climate conditions; natural disasters like drought, flood or livestock disease; changes in labor conditions and technology; or supply and demand disruptions in major producing or consuming regions. At times, prices fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. Each of these factors and events could have a significant negative impact on the Fund.

Pooled Investment Vehicle Risk

The Fund faces the risk that a pooled investment vehicle will not achieve its investment objective. The Fund also is subject to the risks of the underlying assets in which the pooled vehicles invest. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle’s expenses, and would remain subject to payment of the Fund’s advisory and administrative fees with respect to assets so invested. Therefore, shareholders would be subject to duplicative expenses to the extent that the Fund invests in pools investment vehicles. In addition, the Fund will incur brokerage costs when purchasing and selling shares of pooled investment vehicles. Moreover, commodity pools invest in futures contracts and in markets which may be highly volatile, and commodity pools also may be subject to substantial charges for management, advisory and brokerage fees. As such, commodity pools can suffer substantial losses, thereby reducing the value of an investment in the pool. Restrictions on redemptions may affect the ability of the Fund to withdraw from its participation in the pool.

ETN Risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index, minus applicable fees; no period coupon payments are distributed and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and other economic, legal, political or geographic events. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to credit risk, whereby the Fund could lose money if the issuer of a note is unable to pay interest or repay principal when it is due.

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Liquidity Risk

The Fund may invest in instruments that at times may be illiquid. Illiquid investments may be more difficult or costly to buy or to sell as compared to more actively traded investments. Liquidity risk is a factor in the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Collateral Securities Risk

The Fund may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market funds may not have the value of their investments remain at $1.00 per share; it is possible to lose money by investing in a money market fund.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt securities carry both credit risk and interest rate risk.

Interest Rate Risk

The Fund’s investments in U.S. government securities and commercial paper will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally will decrease when interest rates rise, which may cause the value of the Fund to decrease. Also, the value of the Fund’s investments in fixed-income securities with longer maturities will fluctuate more in response to interest rate changes.

Valuation Risk

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult, and the judgment of the Adviser (through fair value procedures adopted by the Board of the Trust) may play a greater role in the valuation of the Fund’s holdings. Consequently, while such value determinations may be made by the Adviser in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to its holdings.

Counterparty Risk

The Subsidiary will invest in futures contracts traded on an exchange; in futures markets, the clearing organization acts as the counterparty. The Fund’s obligation is to the FCM that carries the Fund’s account, whose obligation is in turn to the clearing organization. The Fund’s investments therefore introduce the risk that its FCM would default on an obligation to the Fund, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts. The risk exists at and from the time that the Fund enters into a contractual arrangement with its FCM to bring about the settlement and clearing of futures contracts. The FCM may hold margin posted in connection with those contracts and that margin may be re-hypothecated (or re-pledged) by the FCM and lost or its return delayed due to a default by the FCM or other customer of the FCM. The FCM may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether the assets posted by the FCM as margin in response to margin calls relating to futures positions.

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Cash Transaction Risk

Unlike most ETFs, the Fund currently intends to allow creations and redemptions to settle for cash, rather than in-kind because of the nature of the Fund’s investments. As such, an investment in Shares will be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Tax Risk

For the Fund to qualify as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements regarding the source of its income and the diversification of its assets, among other requirements. One requirement is that the Fund must derive at least 90% of its gross income for each taxable year from sources considered to be “qualifying income” under the Code. However, the income derived from exchange-listed futures contracts on commodities is not considered qualifying income under the Code. Nevertheless, in recent years the IRS has issued private letter ruling (“PLRs”) to other funds stating its view that “qualifying income” does include income derived from a wholly-owned foreign subsidiary (such as the Subsidiary) that is invested in commodity-linked instruments. Therefore, the Fund will invest in the Subsidiary, which is intended to provide the Fund with exposure to commodities in a manner consistent with the “qualifying income” requirement of the Code applicable to RICs. Although these PLRs were issued to third parties that are unaffiliated with the Fund, and the Fund may not rely on these PLRs as precedent, the Fund has received an opinion of counsel (which is not binding on the IRS or the courts) based, in part, on these PLRs, which states that income that the Fund receives from the Subsidiary should constitute qualifying income.

However, in 2011, in response to requests from the U.S. Senate to investigate the receipt of PLRs and the use of subsidiaries to invest in commodity-linked futures, the IRS suspended the issuance of PLRs. If the IRS were to change its previous position and declare that the Fund’s income from the Subsidiary was not considered “qualifying income” under the Code, then the Fund – despite the prior issuance of PLRs and the opinion of counsel – might be unable to qualify as a RIC for one or more years.

If the Fund failed to qualify as a RIC for any taxable year (but was eligible to and did cure the failure) it would incur potentially significant additional federal income tax expense. If, on the other hand, the Fund failed to so qualify for any taxable year, and was ineligible to or otherwise did not cure the failure, such a result cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. For example, the Fund would be subject to income tax on its taxable income at corporate rates, with the consequence that its income available for distribution to shareholders would be reduced. In addition, such taxable income also would be subject to tax at the shareholder level as dividend income when such income is distributed to shareholders. If the Fund attempted to re-quality for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. Finally, in addition to the IRS’s current moratorium on the issuance of PLRs, it is possible that future legislation, Treasury Regulations, and/or further guidance issued by the IRS may affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes, which in turn may adversely affect the Fund.

Non-Diversified Fund Risk

The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

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Market Risk

The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio.

Market Trading Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Gap Risk

The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

Portfolio Turnover Risk

In pursuing its investment strategy, particularly when “rolling” futures contracts, the Fund may engage in frequent and active trading of its portfolio securities, resulting in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) may increase the Fund’s transaction costs and may generate a greater amount of taxable capital gain distributions to Fund shareholders.

Investment Risk

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Commodity Pool Risk

The Fund’s and the Subsidiary’s investments will cause each to be deemed to be a commodity pool, thereby subjecting the Fund and the Subsidiary to regulation under the Commodity Exchange Act and CFTC rules. The Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses. The Adviser is registered as a CPO and a CTA, and it will operate the Fund and the Subsidiary in accordance with CFTC rules. Registration as a CPO or a CTA subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. However, the Fund’s and Subsidiary’s status as commodity pools and the Adviser’s registration as a CPO and CTA are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.

Subsidiary Investment Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked futures contracts held by the Subsidiary are similar to those that are permitted to be held by the Fund and thus are subject to the same risks whether or not they are held by the Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, the Adviser will treat the assets of the Subsidiary generally in the same manner as assets that are held directly by the Fund.

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Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If this were to change and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

Non-Principal Investment Strategies

Each of the investment policies described herein, including the Fund’s investment objective, constitutes a non-fundamental policy that the Board of the Trust may change at any time without shareholder approval. The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”

Borrowing Money

The Fund may borrow money from a bank to the extent permitted by the 1940 Act in order to meet shareholder redemptions and for temporary or emergency purposes.

Additional Risks of Investing in the Fund

The following provides additional risk information regarding investing in the Fund.

Commodity Concentration Risk

Because the Fund invests in futures contracts that are linked to commodities from different sectors, including energy, agriculture and metal, the Fund is subject to the risks inherent in those economic sectors. Such risks may include, but are not limited to: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; increased regulatory burdens; natural disasters, climate change or other weather-related disruptions; obsolescence of technologies; and increased competition or new product introductions. To the extent the Fund focuses its investments in a particular sector of the commodities market, the risks associated with that particular commodity or sector will be greater.

Trading Issues

Trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to the NASDAQ “circuit breaker” rules. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Shares May Trade at Prices Different Than NAV

The NAV of the Shares generally will fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on NASDAQ. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due largely to the fact that supply and demand forces at work in the secondary trading market for the Shares will be related, but not identical, to the same forces influencing the prices of the Fund’s holdings, individually or in the aggregate at any point in time. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based ETFs generally have traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

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Risk of Adverse Regulatory Developments

Commodity markets are subject to comprehensive statutes and regulations promulgated not only by the CFTC, but also by self-regulatory organizations such as the National Futures Association. Among other things, the CFTC and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency. Such actions could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. The regulation of commodity transactions in the U.S. is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. Although the effect of any future regulatory change on the Fund is impossible to predict, it could be substantial and adverse.

Increased Competition

The Adviser believes that there has been, over time, a general increase in interest in commodity investing. As the Adviser’s assets under management invested directly or indirectly in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

Changing Fixed Income Market Conditions

The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments in fixed income securities as well as its share price, may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions which could cause increased portfolio turnover, higher transaction costs and potentially lower returns.

Tax Structure of ETFs

Unlike interests in conventional mutual funds, which typically are bought and sold only at their closing NAV per share, the Shares are traded throughout the day in the secondary market on a national securities exchange and are issued and redeemed for cash in Creation Units at each day’s next calculated NAV. Because the Fund intends to effect creations and redemptions for cash, an investment in Shares will be less tax efficient than investments in shares of conventional ETFs.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.InvescoPowerShares.com.

[Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust. In addition, the Adviser serves as the investment adviser to PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, a family of ETFs with combined assets under management of more than $46.37 billion as of May 31, 2014.]

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As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, implementing the Fund’s actively managed investment strategy, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services of the Trust. The Adviser uses a team of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

Portfolio Managers

[                     oversees all research, portfolio management and trading operations of the Fund. In this capacity,                      receives management assistance from [                    ] (with                     , the “Portfolio Managers”).] Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his authority for risk management and compliance purposes that the Adviser believes to be appropriate.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers’ ownership of Shares.

Advisory Fees

Pursuant to an investment advisory agreement between the Fund and the Adviser, the Fund pays the Adviser an annual unitary management fee equal to [        ]% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the fees that it receives in an amount equal to the indirect management fees that the Fund incurs through investments in affiliated money market funds.

A discussion regarding the basis for the Board’s approval of the Trust’s Investment Advisory Agreement on behalf of the Fund will be available in the Trust’s semi-annual report to shareholders for the fiscal period ended April 30, 2015.

How to Buy and Sell Shares

The Fund issues or redeems its Shares at NAV per Share only in Creation Units.

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund will be listed for trading on the secondary market on NASDAQ under the symbol “PDBC.” Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment required. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share.

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APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.

Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares of the Fund on NASDAQ may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the holdings of the Fund and the cash amount required in exchange for Shares of the Fund (during times when the Fund permitted in-kind transactions) will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value will not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of the approximate value.

Frequent Purchases and Redemptions of Fund Shares

Shares of the Fund may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares of the Fund occurs on the secondary market, and does not involve the Fund directly. Cash purchases and/or redemptions of Creation Units can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund employs fair valuation pricing, and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund, or otherwise not in the best interests of the Fund. In recognition of the nature of the Fund’s investments and that Shares are purchased and redeemed in Creation Units for cash, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares of the Fund, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.

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Dividends, Other Distributions and Taxes

Dividends and Other Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid [annually] by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Code, and to avoid a federal excise tax imposed on regulated investment companies.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information only. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

☐	The Fund makes distributions,

☐	You sell your Shares listed on NASDAQ, and

☐	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income and/or net realized gains, if any, ordinarily are declared and paid annually. The Fund also may pay a special distribution at the end of the calendar year to comply with federal tax requirements and/or to minimize or eliminate federal tax liability. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in Shares (if reinvestment is available from the broker through whom you purchased your Shares). Dividends paid out of the Fund’s net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Although the Fund’s dividends attributable to its “qualified dividend income” generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy those restrictions with respect to their Shares at the lower maximum rates for long-term capital gains described in the next paragraph and (2) a portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations, the Fund does not expect to distribute a significant amount of dividends eligible for those lower rates or deduction.

Distributions to you of net capital gain (that is, net long-term capital gain, if any, in excess of net short-term capital loss), are taxable as long-term capital gains, regardless of how long you have held your Shares. Those gains generally are subject to federal income tax for individual shareholders at the maximum rates of 15% (20% for certain high income taxpayers).

Distributions to you in excess of the Fund’s current and accumulated earnings and profits, if any, are treated as a tax-free return of capital to the extent of your basis in your Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you (as ordinary income or long-term capital gain) even though, from an investment standpoint, the distribution constitutes a partial return of capital.

By law, the Fund is required to withhold 28% of distributions otherwise payable to you if you are an individual shareholder and have not provided a correct social security number or other taxpayer identification number or are otherwise subject to backup withholding.

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Taxes on Share Sales

Any capital gain or loss you realize upon a sale of Shares generally is treated as long-term capital gain or loss if you held the Shares for more than one year and as short-term capital gain or loss if you held the Shares for one year or less. Your ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

Should the Fund permit in-kind transactions, an AP that exchanges securities for Creation Units generally will recognize a capital gain or a loss equal to the difference between the market value of the Creation Units and the sum of the AP’s aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP’s basis in the Creation Unit and the aggregate market value of the securities received plus or minus an amount, if any, equal to the difference between the NAV of the redeemed Shares, as next determined after a receipt of a request in proper form, and the value of those securities. The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales” or on the basis that there has been no significant change in the AP’s economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether the wash sale rules apply and when a loss otherwise might not be deductible.

Any capital gain or loss realized on redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the more important possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local, and/or foreign tax on Fund distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section “Taxes” in the SAI.

Investment in a Subsidiary

One of the requirements for qualification as a RIC under Subchapter M of the Code is that the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. The IRS has concluded that income derived from commodity-linked futures contracts is not qualifying income under Subchapter M of the Code. As such, the Fund will seek to limit such income so as to qualify as a RIC.

In recent years, the IRS has issued PLRs to other funds that state its view that “qualifying income” does include income derived from a wholly owned foreign subsidiary (such as the Subsidiary) that is invested in commodity-linked instruments. These PLRs were issued to third parties that are unaffilitated with the Fund, and the Fund may not rely on these PLRs as precedent. Nevertheless, the Fund has received an opinion of counsel (which is not binding on the IRS or the courts) based, in part, on these PLRs, which states that income that the Fund receives from the Subsidiary should constitute qualifying income.

If the Fund did not qualify as a RIC for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board may determine to reorganize or close the Fund or materially change its investment objective and strategies.

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Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. There remains a risk that the tax treatment of derivative instruments, such as futures contracts, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Distributor

Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (“BNYM”) will calculate the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange (“NYSE”) is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent (although creations and redemptions are processed using a price denominated to the fifth decimal point, meaning that rounding to the nearest cent may result in different prices in certain circumstances). All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price that day as of the close of the exchange where the security is primarily traded. If a security’s market price is not readily available, the security will be valued using pricing provided from independent pricing services or by another method that the Adviser, in its judgment, believes will better reflect the security’s fair value in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Fund Service Providers

[BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting and dividend disbursing agent for the Fund.

K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602 and 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Pricewaterhouse Coopers LLP, One North Wacker Drive, Chicago, Illinois 60606, serves as the Fund’s independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Fund and performs other related audit services.]

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available.

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Premium/Discount Information

Information regarding how often the Shares of the Fund traded on NASDAQ at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, once available, can be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the affiliates of the Trust (and which applies equally to the Trust), including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1). Additionally, the Fund is permitted pursuant to an SEC exemptive order to invest in other registered investment companies beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in another exemptive order the SEC has issued to the Trust. If the Fund relies on this exemptive relief, however, other investment companies may not invest in the Fund beyond the statutory provisions of Section 12(d)(1).

Continuous Offering

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Delivery of Shareholder Documents—Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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For More Information

For more detailed information on the Fund and Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI legally is a part of this Prospectus. Additional information about the Fund’s investments also will be available in the Fund’s Annual and Semi-Annual Reports to Shareholders, when available. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, when available, free of charge, or to make shareholder inquiries, please:

Call: Invesco Distributors, Inc. at 1.800.983.0903

Monday through Friday

8:00 a.m. to 5:00 p.m. Central Time

Write: PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

c/o Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

Visit: www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the Investment Company Act of 1940 is 811-22927.

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PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

800.983.0903

www.InvescoPowerShares.com

[PRINT CODE]

Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-22927

PowerShares Actively Managed

Exchange-Traded Commodity Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated [                    ], 2014

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated [                    ], 2014, for the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), relating to the series of the Trust listed below, as it may be revised from time to time (the “Prospectus”).

Fund	Principal U.S. Listing Exchange	Ticker
PowerShares Balanced Commodity Strategy Portfolio	The NASDAQ Stock Market, LLC	CMDY

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, Invesco Distributors, Inc. (the “Distributor”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, or by calling toll free 1-800-983-0903.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on December 23, 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two series. This SAI relates to one series of the Trust, the PowerShares Balanced Commodity Strategy Portfolio (the “Fund”). The shares of the Fund are referred to herein as “Shares.”

The investment objective of the Fund is to seek long-term capital appreciation. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Invesco PowerShares Capital Management LLC (the “Adviser”), a wholly owned subsidiary of Invesco Ltd., manages the Fund.

The Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”). The Fund issues and redeems Creation Units for cash, calculated based on the NAV per Share, multiplied by the number of Shares representing a Creation Unit (“Deposit Cash”), plus a fixed and/or variable transaction fee. The Fund also reserves the right to permit or require Creation Units to be issued in exchange for a designated basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”); however, the Fund presently does not anticipate issuing Creation Units in exchange for Deposit Securities.

The Fund is expected to be approved for listing, subject to notice of issuance, on The NASDAQ Stock Market, LLC (“NASDAQ” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at or above NAV. In the event of the liquidation of the Fund, the Trust may decrease the number of Shares in a Creation Unit.

Although currently not anticipated, should the Fund in the future permit or require Creation Units to be issued in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. To offset the added brokerage and other transaction costs the Fund incurs with using cash to purchase the requisite Deposit Securities, the Fund, during each instance of cash creations or redemptions, may impose transaction fees that generally are higher than the transaction fees that normally would be imposed for in-kind creations or redemptions. For more information, see the section below titled “Creation and Redemption of Creation Unit Aggregations.”

EXCHANGE LISTING AND TRADING

Shares of the Fund are expected to be listed for trading and trade throughout the day on the NASDAQ.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove the Shares of the Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

In order to provide additional information regarding the indicative value of Shares of the Fund, the Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in, or responsible for any aspect of, the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

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INVESTMENT STRATEGIES AND RESTRICTIONS

Investment Strategies

The Fund is an actively managed ETF that seeks to achieve its investment objective by gaining exposure to a broadly diversified representation of commodity markets. The Fund will not invest directly in commodities. Instead, under normal circumstances, the Fund invests, either directly or through the Subsidiary, in a combination of: (i) futures contracts on commodities; (ii) exchange-traded products (i.e., ETFs, ETNs and commodity pools) that provide economic exposure to the commodities markets; and (iii) cash, cash-like instruments or high quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in futures contracts.

The Subsidiary invests in commodity-linked futures contracts that comprise the Benchmark, a diversified index composed of futures contracts on physical commodities that is developed, maintained and sponsored by Bloomberg. Historically, the Benchmark has included futures contracts on the following 22 underlying physical commodities: aluminum, Brent Crude oil, coffee, copper, corn, cotton, gold, heating oil, Kansas wheat, lean hogs, live cattle, natural gas, nickel, silver, soybeans, soybean meal, soybean oil, sugar, unleaded gasoline, wheat, West Texas Intermediate crude oil and zinc. These commodities are contained in seven industry sectors, including energy, precious metals, agriculture, and livestock.

The Fund is not an “index tracking” ETF; rather it attempts to exceed the performance of the Benchmark. Although the Subsidiary generally holds components of the Benchmark, the Subsidiary is not obligated to invest in all of these components or to invest in the same weightings as the Benchmark. The Adviser employs a rules-based investment approach when selecting futures contracts for the Subsidiary so that the weight of each commodity-linked futures contract in the Subsidiary’s portfolio reflects the Adviser’s view of the economic significance and market liquidity of the corresponding, underlying commodity. The Adviser will limit the Fund’s indirect exposure to any single commodity to no more than 15% of the weight of the Fund, and it also will limit the Fund’s indirect exposure to any industry sector to no more than 33% of the weight of the Fund.

In general, as the time to the expiration date of a futures contract draws closer, the price of the futures contract will tend towards its spot price. If the price of a futures contract is greater than the spot price, the market is considered to be in “contango.” If the price of a futures contract is less than the spot price, the market is considered to be “backwarded.” In “contango” markets, the price of futures contracts with expiration dates in the near term generally is lower than the price of futures contracts with more distant expiration dates, resulting in a cost to “roll” the futures contract by replacing the near-term contract with the long-term contract (the “roll cost”). The opposite is true when the market is backwarded, resulting in a gain from rolling the futures contract (the “roll yield”). Whether an investor realizes roll costs or roll yields depends upon the price differences between near-term and long-term contracts. Rather than roll the futures contracts on a predefined schedule, the Subsidiary will roll to another futures contract (which the Adviser selects from a universe of futures contracts with nine or fewer months until expiration) that the Adviser believes will generate the greatest roll yield. However, there can be no guarantee that such a strategy will produce the desired results.

The Subsidiary is organized as a limited partnership under the laws of the Cayman Islands and is wholly-owned and controlled by the Fund. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to income from commodity-linked futures contracts within the limits of the federal tax laws, which otherwise limit the ability of mutual funds to invest directly in commodity-linked futures contracts. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in these commodity-linked futures contracts. Like the Fund, the Subsidiary also may invest in cash or highly liquid securities intended to promote liquidity, serve as margin or collateralize the Subsidiary’s positions in futures contracts. The Subsidiary is overseen by its own board of directors. The Adviser serves as the Subsidiary’s investment adviser, but receives no additional compensation for managing the Subsidiary. The Adviser will manage the Subsidiary to comply with the compliance policies and procedures of the Fund.

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The Fund also may gain economic exposure to the investment returns of underlying commodities by investing in commodity pools, and also may invest in ETFs, to the extent permitted by the 1940 Act and associated exemptive relief, and ETNs that provide exposure to such commodities.

The Fund (and the Subsidiary, as applicable) will invest its remaining assets in cash, cash-like instruments or high-quality collateral securities that provide liquidity, serve as margin or collateralize the Subsidiary’s investments in futures contracts. Such collateral securities include: (i) short-term obligations issued by the U.S. Government ; (ii) short-term negotiable obligations of commercial banks, fixed-time deposits and bankers’ acceptances of U.S. banks and similar institutions ; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality, as the Adviser determines; and (iv) money market mutual funds, including affiliated money market mutual funds. The Fund will not invest in collateral securities that are below investment grade.

During times of adverse market, economic, political or other conditions, the Fund may depart temporarily from its principal investment strategies (such as by maintaining a significant uninvested cash position) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost investment opportunities. During these periods, the Fund may not achieve its investment objective.

Investment Restrictions

The Board of Trustees of the Trust (the “Board”) has adopted as fundamental policies the respective investment restrictions numbered (1) through (7) below. The Fund, as a fundamental policy, may not:

(1) Invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2) Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in commodity futures contracts, swaps, securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

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Except for restrictions (2), (4)(ii) and (iii), and (7), if the Fund adheres to a percentage restriction at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of its portfolio, will not constitute a violation of that restriction. With respect to restrictions (2), (4)(ii) and (iii), and (7), in the event that the Fund’s borrowings and loans of portfolio securities at any time exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received) less the Fund’s liabilities (other than borrowings or loans) due to subsequent changes in the value of the Fund’s assets or otherwise, within three days (excluding Sundays and holidays), the Fund will take corrective action to reduce the amount of its borrowings and loans of portfolio securities to an extent that such borrowings will not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed and the collateral received ) less the Fund’s liabilities (other than borrowings or loans).

The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of the Fund’s investment policies and the risks associated with an investment in the Fund is contained in the “Summary Information—Principal Investment Strategies” and “Summary Information—Principal Risks of Investing in the Fund” sections and the “Additional Information About the Fund’s Strategies and Risks” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, those sections of the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio holdings may fluctuate in accordance with changes in the value of futures contracts and securities that the Fund holds, any changes in the financial condition of the issuers of its portfolio holdings and other factors that affect the market.

An investment in the Fund also should be made with an understanding of the risks inherent in an investment in futures contracts and securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio holdings and thus in the value of Shares). The Fund’s portfolio holdings are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence and investor emotions and perceptions change. Investor perceptions are based on various and unpredictable factors, including expectations regarding governmental, economic, monetary and fiscal policies, inflation and interest rates, weather and climate conditions, economic expansion or contraction, and global or regional political, economic or banking crises.

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The existence of a liquid trading market for certain securities may depend upon whether dealers will make a market in such securities. There can be no assurance that dealers will make or maintain a market or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide. Because the Fund issues and redeems Creation Units for cash, it may incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind.

Equity Securities and Common Stocks. The Fund may invest in equity securities and common stocks. Holders of common stocks incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, equity securities have neither a fixed principal amount nor a maturity.

Futures. The Fund will invest in exchange-listed commodity-linked futures contracts. Upon entering into a futures contract, the Fund will be required to deposit with the broker “initial margin” in cash or cash equivalents. This initial margin is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

In addition, the Fund must segregate liquid assets or enter into off-setting positions to “cover” open positions in futures contracts. For futures contracts that do not cash settle, the Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, the Fund could use derivatives to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts, which may create an effect on the Fund similar to leverage. However, the Fund intends to segregate assets equal to the full notional value of its futures contracts in order to avoid this leverage-like effect.

Rolling, Backwardation and Contango. When purchasing stocks or bonds, a buyer acquires ownership in a security; however, buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their exchange-traded futures contract before expiration. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. For example, a contract purchased and held in December 2014 may have an expiration date in March 2015. As this contract nears expiration, a long position in the contract may be replaced by selling the March 2015 contract and purchasing a contract expiring in September 2015. This process is referred to as “rolling.”

The price of a futures contract is generally higher or lower than the spot price of the underlying asset when there is significant time to expiration of the contract due to various factors within the market. As a futures contract nears expiration, the futures price will tend to converge to the spot price. Historically, the prices of some futures contracts (generally those relating to commodities that are consumed immediately rather than stored, such as crude oil, heating oil and sugar) with near-term expirations may be higher than for futures contracts with longer-term expirations. This circumstance is referred to as “backwardation.” If the market for futures contracts is “backwarded,” the sale of the near-term month contract would be at a higher price than the longer-term contract, and futures investors generally will earn positive returns. Conversely, a “contango” market is one in which the price of

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futures contracts in the near-term months are lower than the price of futures contracts in the longer-term months. If the market for futures contacts is in “contango,” it would create a cost to “roll” the futures contract, resulting in negative returns. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, the Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract (chosen from a list of tradable futures that expire in the next 13 months) in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

Commodity Futures. The Fund will hold positions in commodity futures contracts. The Fund’s investments in commodity futures contracts may involve substantial risks. Commodity futures contracts are traded on futures exchanges, which offer a central marketplace in which to transact futures contracts, a clearing organization to process trades, a standardization of expiration dates and contract sizes, and the availability of a trading market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session.

In the futures markets, the clearing organization acts as the counterparty to all exchange-traded futures contracts. The Fund’s obligation is to the futures commission merchant that carries the Fund’s account, whose obligation is in turn to the clearing organization, and the Fund will look indirectly to the clearing organization to satisfy the Fund’s rights under the futures contract.

Some commodity futures exchanges impose on each commodity futures contract traded on that exchange a maximum permissible price movement for each trading session. If the maximum permissible price movement is achieved on any trading day, no more trades may be executed above (or below, if the price has moved downward) that limit. If the Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction. Despite the daily price limits on various futures exchanges, the price volatility of commodity futures contracts historically has been greater than that for traditional securities such as stocks and bonds. Because the Fund invests in commodity futures contracts, the assets of the Fund, and therefore the prices of the Fund’s shares, may be subject to greater volatility. The futures clearinghouse marks every futures contract to market at the end of each trading day to ensure that the outstanding futures obligations are limited to the marked-to-market change in price from one day for any given futures contract. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the Fund’s futures positions have declined in value, the Fund may be required to post variation margin to cover this decline. Alternatively, if the Fund’s futures positions have increased in value, this increase will be credited to the Fund’s account.

Special Risks of Commodity Futures Contracts. Commodity futures contracts also may be subject to the following special risks:

☐	Storage Costs. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

☐	Reinvestment Risk. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery in the future. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominate hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity. The changing nature of hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to replace an expiring contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominate hedgers in the market, the Fund might open the new futures position at a higher price or choose other related commodity investments.

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☐	Additional Economic Factors. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, commodity-linked notes, commodity options and commodity swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

☐	Deflation and Inflation. Deflation or unanticipated changes in the rate of inflation may result in changes in the future spot price of the underlying commodities that could negatively affect the Fund’s profitability and result in potential losses. In addition, reduced economic growth may lead to reduced demand for the underlying commodities and put downward pressure on future spot prices, adversely affecting the Fund’s operations and profitability.

☐	Risk of Temporary Market Aberrations or Distortions. The Fund is subject to the risk that temporary aberrations or distortions in the markets (such as war, strikes, geopolitical events and natural disasters) will occur that impact commodity prices and negatively impact the value of the Fund’s positions, thereby adversely affecting the value of your shares.

☐	Volatility Risk. The commodity markets have experienced periods of extreme volatility. General market uncertainty and consequent re-pricing risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant reductions in values of a variety of commodities. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Position Limits. The CFTC has position limit rules and certain commodity futures exchanges have position accountability levels that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market. In 2011, the CFTC adopted comprehensive regulations pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) that would have imposed new position limits on 28 physical commodity futures and options contracts (and on swaps that are economically equivalent to such contracts) in order to prevent excessive speculation and manipulation in the commodity markets. In 2012, the U.S. District Court for the District of Columbia vacated these new position limit regulations and remanded the matter to the CFTC for further consideration consistent with the court’s opinion. In response to the court’s ruling, the CFTC in February 2014 proposed, and sought public comment on, revised position limit regulations, and such proposals are still under consideration by the CFTC. These proposed regulations, in their current or a revised form, or other regulations with similar effects, still may become effective in the future. The proposed regulations are extremely complex and, if ultimately implemented, whether in their current or an alternative form, may require further guidance and interpretation by the CFTC to determine in all respects how they apply to the Fund. The full implementation of the Fund’s investment strategy could be negatively impacted by the existing or any future position limit regulations.

It is possible that the Adviser will approach or reach position limits under the existing rules and, if so, will have a conflict of interest with respect to allocating limited positions among various accounts it manages. Further, the investment decisions of the Adviser may be modified to avoid exceeding regulatory position limits, potentially subjecting the Fund to substantial losses and forcing the Fund to forego certain opportunities. The CFTC’s existing position limit regulations require that a trader aggregate all positions in accounts over which the trader controls trading. However, a trader is not required to aggregate positions in multiple accounts or commodity pools if such trader (or its applicable divisions/subsidiaries) qualifies as an “independent account controller” under applicable CFTC regulations and avails itself of the independent account controller exemption under such regulations. Failure to comply with the requirements of the independent account controller exemption could lead to a CFTC enforcement proceeding against the Adviser and could adversely affect the Fund.

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ETFs Risk. The Fund may invest in other ETFs. The Fund’s investment performance may depend on the investment performance of the ETFs in which it invests. Similarly, the Fund may be subject to the risks associated with those ETFs. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests, while continuing to pay its own unitary management fee. As a result, shareholders indirectly will absorb duplicate levels of fees with respect to investments in other ETFs. In addition, at times certain segments of the market represented by the ETFs in which the Fund invest may be out of favor and underperform other segments.

Commodity Pool Risk. The Fund may invest in securities of pooled investment vehicles, including commodity pools. Commodity pools invest in futures contracts, which may be highly leveraged, and in markets which may be highly volatile. As such, commodity pools can suffer substantial losses. Such losses can reduce the value of an investment in the pool. In addition, restrictions on redemptions may affect the ability of the Fund to withdraw from its participation in the pool. Additionally, commodity pools may be subject to substantial charges for management, advisory and brokerage fees. It may be necessary for such pools to make substantial trading profits to avoid depletion or exhaustion of their assets.

CFTC Regulation. The Fund is subject to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules as a commodity pool. The Adviser is registered as a commodity pool operator (“CPO”), and the Fund will be operated in accordance with CFTC rules. Registration as a commodity pool may have a negative impact on the ability of the Fund to engage in its planned investment program, while registration as a CPO imposes additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of funds whose adviser is required to register as a CPO. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the ability of the Fund to achieve its investment objective. Moreover, the Fund will be subject to dual regulation by the CFTC and the SEC. In 2012, the CFTC issued “harmonization” rules that permit CPOs of registered investment companies, such as the Fund, to rely on substituted compliance, whereby compliance with certain SEC rules is deemed compliant with certain CFTC rules with respect to disclosure and reporting requirements. If the Fund were to experience difficulty in implementing its investment strategies or achieving its investment objective, the Board may determine to reorganize or close the Fund or to materially change the Fund’s investment objective and strategies.

Regulatory Developments Could Significantly and Adversely Affect the Fund. Commodity markets are subject to comprehensive statutes and regulations promulgated not only by the CFTC but also by self-regulatory organizations such as the National Futures Association. Among other things, the CFTC and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. The regulation of commodity transactions in the U.S. is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. In addition, various national governments have expressed concern regarding the disruptive effects of speculative trading in the currency markets and the need to regulate the derivatives markets in general. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Failure of a Clearing Broker. Under current CFTC regulations, a clearing broker (or futures commission merchant) maintains customers’ assets in a bulk segregated account. There is a risk that assets deposited by the Fund with the clearing broker as margin for futures contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker or the clearing broker’s own payment obligations. In addition, the assets of the Fund may not be fully protected in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a pro rata share of all property, if any, available for distribution to all of that clearing broker’s customers. The Fund also may be subject to the risk of the failure of, or delay in performance by, any exchanges and their clearing organizations, if any, on which commodity interest contracts are traded. Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, all customer funds held at a clearing organization in connection with any futures or options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. With respect to

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futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default of the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, the Fund would not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Fund with the clearing organization.

Increased Competition. The Adviser believes that there has been, over time, an increase in interest in commodity investing. As the Adviser’s assets under management directly or indirectly invested in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

An Investment in the Fund May Not Necessarily Diversify an Investor’s Overall Portfolio. The investment performance of commodities has shown little long-term historical correlation to the performance of other asset classes, such as domestic equities and bonds. Little correlation means that there is a low statistical relationship between the performance of commodity investments on the one hand, and domestic equities and bonds on the other hand. Because there is little long-term historical correlation, the Fund cannot be expected to be automatically profitable during unfavorable periods in the stock or bond markets, or vice versa. If, during a particular period of time, the Fund’s performance moves in the same general direction as the other financial markets, or the Fund performs unsuccessfully relative to overall commodity markets, you may obtain little or no diversification benefits during that period from an investment in the Fund’s shares. In such a case, the Fund may have no gains to offset your losses from such other investments, and you may suffer losses on your investment in the Fund at the same time losses on your other investments are increasing.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable CDs, fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality, as the investment adviser of the Fund determines; and (iv) money market mutual funds, including affiliated money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Obligations. The Fund may invest in short-term U.S. government obligations. Short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Short-term obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, although issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality. In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the third quarter of 2013, Fannie Mae and Freddie Mac required Treasury support of approximately $187.5 billion through draws under the Treasury’s preferred stock purchase agreements. They have repaid approximately $146.6 billion in dividends. Both Fannie Mae and Freddie Mac ended the third quarter of 2013 with positive net worth, and neither has required a draw from the Treasury since

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the second quarter of 2012. However, FHFA previously predicted that cumulative Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Accordingly, no assurance can be given that the Federal Reserve, Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government is considering multiple options, ranging from significant reform, nationalization, privatization, consolidation, or abolishment of the entities.

The FHFA and the Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover their investment from the U.S. Government.

In the United States, on August 5, 2011, Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”), lowered its long-term sovereign credit rating on the U.S. federal government debt to “AA+” from “AAA.” The downgrade by S&P increased volatility in financial markets, and could result in higher interest rates and higher Treasury yields and increase the costs of capital and financing. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

Investment Companies. The Fund may invest in the securities of other investment companies (excluding closed-end funds) beyond the limits permitted under the 1940 Act, subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust in 2012 (the “2012 Order”). Absent such exemptive relief, the Fund’s investments in investment companies would be limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Under the pertinent terms of the 2012 Order, the Fund may invest in registered investment companies in excess of the limitations imposed by Sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act. The total amount of securities held by the Fund, both individually and when aggregated with all other shares of the acquired fund held by other registered investment companies or private investment pools advised by the Adviser or its affiliates (as well as shares held by the Adviser and its affiliates) cannot exceed 25% of the outstanding voting securities of the acquired investment company, and the none of these entities (including the Fund) may individually or collectively exert a controlling influence over the acquired investment company. The Fund may not rely on 2012 Order to acquire an investment company that itself has ownership of investment company shares in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act. To the extent necessary to comply with the provisions of the 1940 Act or the 2012 Order, on any matter upon which an underlying investment company’s shareholders are solicited to vote, the Adviser will vote the underlying investment company shares in the same general proportion as shares held by other shareholders of the underlying investment company.

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In addition, an affiliate of the Trust previously obtained exemptive relief in 2007 (which extends to the Trust) that allows other investment companies to acquire shares of the Trust in excess of the limitations imposed by Section 12(d)(1)(A) (the “2007 Order”). This relief is conditioned on those acquiring funds obtaining a participation agreement signed by both the acquiring fund and the fund that it wishes to acquire in excess of the 12(d)(1)(A) limitations. If the Fund relies on the 2012 Order, it will not enter into a participation agreement pursuant to the 2007 Order, and if the Fund has a signed participation agreement in effect pursuant to the 2007 Order, it will not rely on the 2012 Order.

Illiquid Securities. The Fund may hold up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The Fund will monitor its portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained, and will consider taking appropriate steps in order to maintain adequate liquidity if, through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets are held in illiquid securities or other illiquid assets.

Borrowing. The Fund may borrow money from a bank or another person up to limits set forth in the section “Investment Restrictions” to meet shareholder redemptions, for temporary or emergency purposes and for other lawful purposes. Borrowed money will cost the Fund interest expense and/or other fees. The costs of borrowing may reduce the Fund’s return. Borrowing also may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations to repay borrowed monies. To the extent that the Fund has outstanding borrowings, it will be leveraged. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities.

Leverage. In addition to structural leverage, such as bank borrowings, the Fund may invest in portfolio investments, such as investments in commodity futures contracts and other derivatives, which may give rise to a form of economic leverage. Because derivatives may have a component of economic leverage, adverse changes in the value or level of the underlying asset can result in the magnification of gains or losses on the investment held by a fund, and depending on the investment can potentially result in a loss greater than the amount invested in the derivative itself. Any investments in instruments with economic leverage will be covered with segregated or ear-marked assets in accordance with SEC guidance. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet any required asset segregation requirements when it may not be advantageous for the Fund to do so.

Investment in the Subsidiary. The Fund will obtain futures contract exposure through investments in the Subsidiary, which may not exceed 25% of the Fund’s total assets at the end of each tax year quarter. The Subsidiary may invest in commodity-linked futures contracts, and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s positions. Unlike the Fund, the Subsidiary may invest without limitation in such futures contracts. The Subsidiary otherwise is subject to the same general investment policies and restrictions as the Fund. Except as noted, references to the investment strategies of the Fund include the investment strategies of the Subsidiary. The Subsidiary is not registered under the 1940 Act. As an investor in its Subsidiary, the Fund, as the Subsidiary’s sole shareholder, would not have the protections offered to investors in registered investment companies. The Board has oversight responsibility for the investment activities of the Fund, including its investments in its Subsidiary, and the Fund’s role as the sole shareholder of its Subsidiary. Also, in managing the Subsidiary’s portfolio, the Adviser is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders.

PORTFOLIO TURNOVER

The Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. At the date of this SAI, the Fund is new and has no operating history, and portfolio turnover information therefore is not available.

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DISCLOSURE OF PORTFOLIO HOLDINGS

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters.

Form N-Qs and Form N-CSRs for the Fund will be available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs and Form N-CSRs, when available, also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s Form N-Qs and Form N-CSRs will be available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Actively Managed Exchange-Traded Commodity Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Fund’s portfolio holdings are disseminated publicly each day that the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, for in-kind creations, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and The Bank of New York Mellon (“BNYM” or the “Administrator”) will not disseminate non-public information concerning the Trust.

Access to information concerning the Fund’s portfolio holdings may be permitted at other times to personnel of third party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

[MANAGEMENT

The primary responsibility of the Board is to represent the interests of the Fund and to provide oversight of the management of the Fund. The Trust currently has eight Trustees. Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” (as such term is defined under the 1940 Act) or “independent” Trustees (the “Independent Trustees”). The other Trustee (the “Interested Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The “Fund Complex” includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the “Fund Family” consists of the Trust and four other ETF trusts advised by the Adviser.

Name, Address and Year of Birth of Independent Trustees	Positions Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustee During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	118	None

14

Todd J. Barre—1957 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004- 2007) and Vice President and Senior Fixed Income Strategist (1994- 2001), BMO Financial Group/ Harris Private Bank.	118	None

Marc M. Kole—1960 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Chief Financial Officer, Hope Network (social services) (2008-2012); formerly, Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004).	118	None

Yung Bong Lim—1964 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Managing Partner, Residential Dynamics Group LLC (2008-Present); formerly, Managing Director, Citadel Investment Group, L.L.C. (1999-2007).	118	None

Philip M. Nussbaum—1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Chairman, Performance Trust Capital Partners (2004-Present).	118	None

Gary R. Wicker—1961 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2014	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (since 2013); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider).	118	None

15

Donald H. Wilson—1959 c/o Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman and Trustee since 2014	Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-Present); Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	118	None

*	This is the date the Independent Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee, are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustees	Other Directorships Held by Interested Trustee During the Past 5 Years

Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2014	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2006-Present); Director, Invesco Advisers, Inc. (2009-Present); Director, Invesco Advisers, Inc., Invesco Finance PLC, INVESCO Funds Group, Inc., and Invesco Holding Company Limited; Director and Executive Vice President, Invesco Finance, Inc., Invesco Group Services, Inc., Invesco Investments (Bermuda) Ltd., Invesco North American Holdings, Inc., and IVZ, Inc.; Director and Secretary, IVZ	118	None

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Bahamas Private Limited; formerly, Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.

* This is the date the Interested Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years

Andrew Schlossberg—1974 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	President	Since 2014	Director, Invesco Distributors, Inc. (2012-Present); Managing Director—U.S. Strategy and Marketing, Invesco PowerShares Capital Management LLC (2010-Present); Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); Director, Invesco Distributors, Inc. (2012-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007).

Peter Hubbard—1981 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2014	Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2014	Managing Director—Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Senior Vice President, Invesco Management Group, Inc. (2007-Present); Director, Invesco Canada Holdings Inc. (2002-Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Executive Vice President and Chief Financial Officer, Invesco, Inc.; formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

Sheri Morris—1964 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Vice President	Since 2014	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, PowerShares Exchange-Traded Fund Trust,

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PowerShares Exchange-Traded Fund
Trust II, PowerShares India Exchange-
Traded Fund Trust and PowerShares
Actively Managed Exchange-Traded Fund
Trust; formerly, Treasurer, PowerShares
Exchange-Traded Fund Trust,
PowerShares Exchange-Traded Fund
Trust II, PowerShares India Exchange-
Traded Fund Trust and PowerShares
Actively Managed Exchange-Traded Fund
Trust; Vice President, Invesco Aim
Advisers, Inc., Invesco Aim Capital
Management, Inc. and Invesco Aim
Private Asset Management, Inc.; Assistant
Vice President and Assistant Treasurer,
The Invesco Funds and Assistant Vice
President, Invesco Advisers, Inc., Invesco
Aim Capital Management, Inc. and
Invesco Aim Private Asset Management,
Inc.

Rudolf E. Reitmann—1971 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2014	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Head of Global Exchange Traded Funds Operations, Invesco PowerShares Capital Management LLC (since 2013).

Daniel E. Draper—1968 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2014	Senior Vice President, Invesco Distributors, Inc. (since 2014); Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Managing Director, Invesco PowerShares Global ETFs (since 2013); formerly, Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Steven M. Hill—1964 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2014	Vice President and Treasurer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Head of Global ETF Administration, Invesco PowerShares Capital Management LLC (since 2011); formerly, Senior Managing Director and Chief Financial Officer, Destra Capital Management LLC and its subsidiaries (2010-2011); Chief Financial Officer, Destra Investment Trust and Destra Investment Trust II (2010-2011); Senior Managing Director, Claymore Securities, Inc. (2003-2010); and Chief Financial Officer, Claymore sponsored mutual funds (2003-2010).

Christopher Joe—1969 Invesco Management Group, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Chief Compliance Officer	Since 2014	U.S. Compliance Director, Invesco, Ltd. (since 2006); formerly, Chief Compliance Officer, Invesco Investment Advisers, LLC (registered investment adviser) (2010-2013); formerly, Assistant Fund Accounting Manager, Invesco, Ltd. (1998-1999).

Anna Paglia—1974 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2014	Secretary, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (2011-present); Head of Legal, Invesco PowerShares Capital Management LLC (2010-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

*	This is the date the officer began serving the Trust. Each officer serves an indefinite term, until his successor is elected.

The Trust and the Fund are newly established. As of the date of this SAI, none of the Trustees held securities in the Fund. However, each Trustee beneficially owns more than $100,000 in securities in the Funds of the Fund Family.

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

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Board and Committee Structure. As noted above, the Board is responsible for oversight of the Fund, including oversight of the duties performed by the Adviser for the Fund, under the investment advisory agreement (the “Investment Advisory Agreement”). The Board generally expects to meet in regularly scheduled meetings five times a year, and may meet more often as required.

The Board has three standing committees, the Audit Committee, the Investment Oversight Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Messrs. Kole (Chair), Wicker and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls over financial reporting. The Trust is newly established and therefore the Audit Committee did not meet during the last fiscal year.

Messrs. Bagge (Chair), Barre, Kole, Lim, Nussbaum, Wicker and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee, as described below under the caption “Shareholder Communications.” The Trust is newly established and therefore the Nominating and Governance Committee did not meet during the last fiscal year.

Messrs. Bagge, Barre, Lim (Chair) and Nussbaum currently serve as members of the Investment Oversight Committee. The Investment Oversight Committee has the responsibility, among other things, (i) to review the investment performance of the Fund, including its tracking error and correlation to its Underlying Index, (ii) to review any proposed changes to the Fund’s investment policies, comparative benchmark indices or Underlying Index, and (iii) to review the Fund’s market trading activities and portfolio transactions. The Trust is newly established and therefore the Investment Oversight Committee did not meet during the last fiscal year.

Mr. Wilson, one of the Independent Trustees, serves as the chair of the Board (the “Independent Chair”). The Independent Chair, among other things, chairs the Board meetings, participates in the preparation of the Board agendas and serves as a liaison between, and facilitates communication among, the other Independent Trustees, the full Board, the Adviser and other service providers with respect to Board matters. The Chairs of each Committee also serve as liaisons between the Adviser and other service providers and the other Independent Trustees for matters pertaining to the respective Committee. The Board believes that its current leadership structure is appropriate taking into account the assets and number of funds overseen by the Trustees, the size of the Board and the nature of the funds’ business, as the Interested Trustee and officers of the Trust provide the Board with insight as to the daily management of the funds while the Independent Chair promotes independent oversight of the funds by the Board.

Risk Oversight. The Fund is subject to a number of risks, including operational, investment and compliance risks. The Board, directly and through its Committees, as part of its oversight responsibilities, oversees the services provided by the Adviser and the Trust’s other service providers in connection with the management and operations of the Fund, as well as their associated risks. Under the oversight of the Board, the Trust, the Adviser and other service providers have adopted policies, procedures and controls to address these risks. The Board, directly and through its Committees, receives and reviews information from the Adviser, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund’s investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of non-compliance with the Fund’s investment policies and restrictions. The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control system and reviews any internal audit reports impacting the Trust. As part of its compliance oversight, the Board reviews the annual compliance report issued by the Trust’s Chief Compliance Officer on the policies and procedures of the Trust and its service providers, proposed changes to those policies and procedures and quarterly reports on any material compliance issues that arose during the period.

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Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. In addition to these qualities and based on each Trustee’s experience, qualifications and attributes and the Trustees’ combined contributions to the Board, following is a brief summary of the information that led to the conclusion that each Board member should serve as a Trustee.

Mr. Bagge has served as a trustee and Chairman of the Nominating and Governance Committee with the Fund Family since 2003. He founded YQA Capital Management, LLC in 1998 and has since served as a principal. Previously, Mr. Bagge was the owner and CEO of Electronic Dynamic Balancing Company from 1988 to 2001. He began his career as a securities analyst for institutional investors, including CT&T Asset Management and J.C. Bradford & Co. The Board considered that Mr. Bagge has served as a board member or advisor for several privately held businesses and charitable organizations and the executive, investment and operations experience that Mr. Bagge has gained over the course of his career and through his financial industry experience.

Mr. Barre has served as a trustee with the Fund Family since 2010. He has served as Assistant Professor of Business at Trinity Christian College since 2010. Previously, he served in various positions with BMO Financial Group/Harris Private Bank, including Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001). From 1983 to 1994, Mr. Barre was with the Office of the Manager of Investments at Commonwealth Edison Co. He also was a staff accountant at Peat Marwick Mitchell & Co. from 1981 to 1983. The Board considered the executive, financial and investment experience that Mr. Barre has gained over the course of his career and through his financial industry experience.

Mr. Carome has served as a trustee with the Fund Family since 2010. He has served as the Senior Managing Director and General Counsel of Invesco Ltd. since 2006, and has held various senior executive positions with Invesco Ltd. since 2003. Previously, he served in various positions with Liberty Financial Companies, Inc., including Senior Vice President and General Counsel (2000-2001), General Counsel of certain investment management subsidiaries (1998-2000) and Associate General Counsel (1993-1998). Prior to his employment with Liberty Financial Companies, Inc., Mr. Carome was an associate with Ropes & Gray LLP. The Board considered Mr. Carome’s senior executive position with Invesco Ltd.

Mr. Kole has served as a trustee with the Fund Family since 2006 and Chairman of the Audit Committee since 2008. He was the Chief Financial Officer of Hope Network from 2008 to 2012. Previously, he was the Assistant Vice President and Controller at Priority Health from 2005 to 2008, Senior Vice President of Finance of United Healthcare from 2004 to 2005 and Senior Vice President of Finance of Oxford Health Plans from 2000 to 2004. The Board of the Trust has determined that Mr. Kole is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Kole has gained over the course of his career and through his financial industry experience.

Mr. Lim has served as a trustee with the Fund Family since 2013. He has been a Managing Partner of Residential Dynamics Group LLC since 2008. Previously, he was a Managing Director and the Head of the Securitized Products Group of Citadel Investment Group, L.L.C. (1999-2007). Prior to his employment with Citadel Investment Group, L.L.C., he was a Managing Director with Salomon Smith Barney. The Board considered the executive, financial and operations experience that Mr. Lim has gained over the course of his career and through his financial industry experience.

Mr. Nussbaum has served as a trustee with the Fund Family since 2003. He has served as the Chairman of Performance Trust Capital Partners since 2004 and was the Executive Vice President of Finance from 1994 to 1999. Mr. Nussbaum also served as Managing Director of the Communication Institute from 2002 to 2003. Prior to joining Performance Trust Capital Partners in 1994, he was a Vice President at Clayton Brown & Associates. Before that, he

20

was a senior examiner with the Financial Markets Unit of the Federal Reserve Bank of Chicago. The Board of the Trust has determined that Mr. Nussbaum is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial, investment and operations experience that Mr. Nussbaum has gained over the course of his career and through his financial industry experience.

Mr. Wicker has served as a trustee with the Fund Family since 2013. He has served as Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries since 2013. He was the Executive Vice President and Chief Financial Officer of Zondervan Publishing from 2007 to 2012. Previously, he held various positions with divisions of The Thomson Corporation, including Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999). Prior to that, Mr. Wicker was Senior Manager in the Audit and Business Advisory Services Group of Price Waterhouse (1985-1996). The Board of the Trust has determined that Mr. Wicker is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wicker has gained over the course of his career and through his financial industry experience.

Mr. Wilson has served as a trustee with the Fund Family since 2006 and as the Independent Chair since 2012. He also served as lead Independent Trustee in 2011. Mr. Wilson has served as the Chairman, President and Chief Executive Officer of Community Financial Shares, Inc. and its subsidiary, Community Bank—Wheaton/Glen Ellyn since 2013. He has also served as the Chairman and Chief Executive Officer of Stone Pillar Advisers, Ltd. since 2010. Previously, he was the Chief Operating Officer (2007-2009) and Executive Vice President and Chief Financial Officer (2006-2007) of AMCORE Financial, Inc. Mr. Wilson also served as Senior Vice President and Treasurer of Marshall & Ilsley Corp. from 1995 to 2006. He started his career with the Federal Reserve Bank of Chicago, serving in several roles in the bank examination division and the economic research division. The Board of the Trust has determined that Mr. Wilson is an “audit committee financial expert” as defined by the SEC. The Board considered the executive, financial and operations experience that Mr. Wilson has gained over the course of his career and through his financial industry experience.

This disclosure is not intended to hold out any Trustee as having any special expertise and shall not impose greater duties, obligations or liabilities on the Trustees. The Trustees’ principal occupations during the past five years or more are shown in the above tables.

For services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee receives an annual retainer of $225,000 (the “Retainer”). The Retainer is allocated half pro rata among all of the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $70,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $25,000 per year and the chairs of the Nominating and Governance Committee and Investment Oversight Committee each receive an additional fee of $15,000 per year, all allocated in the same manner as the Retainer. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust has a deferred compensation plan (the “DC Plan”), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have deferred amounts credited with a return equal to the total return of one or more registered investment companies within the Fund Family that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan in their capacity as Trustees.

As the Trust and the Fund are newly established, as of the date of this SAI, the Trustees have not yet received any fees from the Trust.

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As of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of the Fund’s outstanding Shares.

Principal Holders and Control Persons. The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding shares of the Fund.

Shareholder Communications. Shareholders may send communications to the Trustees by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications the Trust receives not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is rooted deeply in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Fund. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Invesco PowerShares Capital Management LLC was organized February 7, 2003 and is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent global investment management group.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s resources. [                    ] oversees all research, portfolio management and trading operations of the Adviser. In this capacity, Mr. [                        ] receives management assistance from [                     ] in the day-to-day management of the Fund.]

As of [        ], in addition to the Fund, [Mr.            ] managed [        ] portfolios of other exchange-traded funds in the Fund Complex with a total of approximately $[    ] billion in assets, [    ] exchange-traded funds traded in Europe with approximately $[    ] billion in assets and no other accounts.

As of [        ], in addition to the Fund, [Mr.            ] managed [        ] portfolios of other exchange-traded funds in the Fund Complex with a total of approximately $[        ] billion in assets, [        ] exchange-traded funds traded in Europe with approximately $[        ] billion in assets and no other accounts.

[Description of Compensation Structure. The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.]

As of the date of this SAI, the Fund had not yet commenced operations and none of the Portfolio Managers beneficially own any Shares of the Fund.

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Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, the Fund pays the Adviser an advisory fee. The Adviser is responsible for all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, Acquired Fund Fees and Expenses, if any, interest, litigation expenses and other extraordinary expenses. For the Adviser’s services to the Fund, the Fund has agreed to pay a unitary management fee, paid monthly, equal to [            ]% of its average daily net assets (the “Advisory Fee”).

The Fund may invest in money market funds that are managed by affiliates of the Adviser. The indirect portion of the management fee that the Fund incurs through such investments is in addition to the Adviser’s management fee. Therefore, the Adviser has agreed voluntarily to waive the fees that it receives in an amount equal to the indirect management fees that the Fund incurs through its investments in affiliated money market funds.

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect (following the initial term of the Investment Advisory Agreement) only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Administrator. BNYM serves as administrator for the Fund. Its principal address is 101 Barclay Street, New York, New York 10286.

BNYM serves as Administrator for the Fund pursuant to a fund administration and accounting services agreement (the “Administrative Services Agreement”) with the Trust. Under the Administrative Services Agreement, BNYM is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BNYM generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other service providers); assist in preparing reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; and supply supporting documentation for meetings of the Board.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Fund pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Fund’s assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent of the Fund pursuant to a transfer agency agreement (the “Transfer Agency Agreement”). Further, BNYM serves as fund accounting agent pursuant to a fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor. Invesco Distributors, Inc. is the distributor of the Fund’s Shares. The Distributor’s principal address is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes the Fund’s Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

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The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Aggregations. The Distributor does not distribute Shares in less than Creation Unit Aggregations. The Distributor will deliver a Prospectus (or a Summary Prospectus) and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of the Shares. Such Soliciting Dealers also may be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).]

BROKERAGE TRANSACTIONS

The policy of the Adviser regarding purchases and sales of securities is to give primary consideration to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Adviser’s policies are to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

The Adviser effects transactions with those broker-dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser does not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, the Adviser allocates transactions in such securities among the funds, the several investment companies and clients in a manner deemed equitable to all. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on December 23, 2013 pursuant to the Declaration of Trust.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently is composed of two series. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. The Declaration of Trust provides that the assets associated solely with any series shall be held and accounted for separately from the assets of the Trust generally or of any other series, and that liabilities belonging to a particular series shall be enforceable only against the assets belonging to that series and not against the assets of the Trust generally or against the assets belonging to any other series.

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Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and other distributions declared by the Board with respect to the Fund and in the Fund’s net distributable assets on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Should the Board establish additional series in the future, the Shares of all funds of the Trust, including the Fund, will vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trustees may, except in limited circumstances, amend or supplement the Declaration of Trust without shareholder vote. The holders of Shares are required to disclose information on direct or indirect ownership of Shares as may be required to comply with various laws applicable to the Fund, and ownership of Shares may be disclosed by the Fund if so required by law or regulation.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 33% of the outstanding Shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose by written request provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records DTC maintains (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding

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Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such DTC Participant may transmit such notice, statement or communication, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board periodically reviews the Fund’s proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Trust also is available at no charge upon request by calling 800-983-0903 or by writing to PowerShares Actively Managed Exchange-Traded Commodity Fund Trust at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. The Trust’s Form N-PX also will be available on the SEC’s website at www.sec.gov.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons may engage in personal securities transactions, but must report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that the Fund may purchase or sell. In addition, certain Access Persons must obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

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CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit Cash. Creation Unit Aggregations of the Fund are issued for cash, calculated based on the NAV per Share multiplied by the number of Shares representing a Creation Unit (previously defined as “Deposit Cash”), plus a fixed and/or variable transaction fee, as discussed below.

Right to Request Deposit Securities. In certain circumstances, the Fund reserves the right to permit or require Creation Units to be issued in-kind, although it does not currently expect to do so. If in-kind creations are permitted or required, an investor must deposit a designated portfolio of securities (previously defined as the “Deposit Securities”) per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Fund (“Fund Securities”) and an amount of cash (previously defined as the “Cash Component”) computed as discussed below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund. If in-kind Creations are permitted or required, the Adviser expects that the Deposit Securities would correspond pro rata, to the extent practicable, to the securities held by the Fund at the time. In such event, the Cash Component would represent the difference between the NAV of a Creation Unit as the market value of the Deposit Securities.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the AP will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

If Creation Units are issued in-kind, the Custodian, through the NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

If the Fund is to utilize in-kind creations, the identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser. In addition, during any time the Fund permits in-kind creations, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), if any, or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), if any, will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

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Creations and redemptions of Shares for Fund Securities are subject to compliance with applicable federal and state securities laws, and the Fund always reserves the right to redeem Creation Aggregations for cash to the extent that an investor could not lawfully purchase or the Fund could not lawfully deliver specific Fund Securities under such laws. An AP (defined below) or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. An AP (as defined below) that is not a qualified institutional buyer (“QIB”) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor must receive all orders to create Creation Unit Aggregations no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time), in each case on the date such order is placed (the “Transmittal Date”) in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. If the Fund permits creation units to be issued in exchange for Deposit Securities, it may allow an AP to place a custom order, whereby cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. In the case of custom orders, the Distributor must receive the order no later than 3:00 p.m., Eastern time, on the Transmittal Date.

On days when a listing exchange close earlier than normal (such as the day before a holiday), the Fund may require orders to create Creation Unit Aggregations to be placed earlier in the day on the Transmittal Date. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Orders to create Creation Units of the Fund may be placed through the Clearing Process (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process (see “—Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations shall be placed with an AP, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Deposit Cash (or, if applicable, the Deposit Securities and accompanying Cash Component).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant

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Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Cash (or, should the Fund permit it, the Deposit Securities along with the Cash Component) to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to create Creation Unit Aggregations using the Clearing Process that is made in proper form but received by the Trust after Closing Time will be deemed received on the next Business Day immediately following the date that the order was placed, and it will be effected at the NAV next determined on such Business Day. That next Business Day will be deemed the Transmittal Date. The Creation Unit will be transferred no later than the third Business Day following the Transmittal Date.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Units of the Fund does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of cash and/or securities directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite amount of Deposit Cash (or, if permitted, the requisite number of Deposit Securities) through DTC to the account of the Fund by no later than 11:00 a.m., Eastern Time, on the next Business Day immediately following the Transmittal Date.

A standard creation order must be placed by 4:00 p.m., Eastern Time, for purchases of Shares. In the case of custom orders (during times when the Fund permits in-kind creations), the order must be received by the Distributor no later than 3:00 p.m., Eastern Time. An AP must contact the Distributor to obtain approval prior to submitting such a creation order. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order.

During times when the Fund permits Creation Units to be issued in exchange for Deposit Securities rather than Deposit Cash, the AP must make available no later than 11:00 a.m., Eastern Time, on the next Business Day immediately following the Transmittal Date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds from such Cash Component will be returned following settlement of the issue of the Creation Unit Aggregation. The order shall be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to 2:00 p.m., Eastern Time, on such date, and federal funds in the appropriate amount are deposited with the Transfer Agent by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 2:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time, the next Business Day, then the order may be canceled, and the AP shall be liable to the Fund for losses, if any, that the Fund may incur in purchasing securities for the Creation Unit. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities along with the Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

At times when the Fund permits in-kind creations, and in accordance with a Fund’s Participant Agreement, Creation Unit Aggregations may be issued to an AP in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, the AP must deposit cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The Adviser may change the required percentage of the Additional Cash Deposit from time to time. Such cash collateral must be delivered no later than 11:00 a.m., Eastern Time, on the next Business Day immediately following the Transmittal Date.

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All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. In the event of in-kind creations, the amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, by the “regular way” settlement date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, by the “regular way” settlement date, such order will be canceled.

Additional transaction fees may be imposed with respect to transactions made in connection with the creation or redemption of Creation Units. (See “Creation and Redemption Transaction Fees” sections below.)

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities (if permitted) delivered are not as designated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Transfer Agent, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit Aggregation and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Distributor, the Custodian, any sub-custodian and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the amount of Deposit Cash, or the number of shares of each security in the Deposit Securities, and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fees. APs may be required to pay an administrative fee and a variable transaction fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a fixed administrative fee of $500, payable to BNYM, irrespective of the size of the order. In addition to the fixed administrative fee, the Fund may impose an additional variable transaction fee of up to four times the fixed administrative fee. Such variable transaction fees are determined by the Adviser, payable to the Fund and are incurred for (i) in-kind creations effected outside the normal Clearing Process, and (ii) cash creations. Finally, to the extent the Fund permits or requires APs to substitute cash in lieu of Deposit Securities at times when in-kind transactions are permitted, the Adviser may set additional variable fees separate from the fees already described that are also payable to the Fund up to 2%. These cash-in-lieu fees will be negotiated between the Adviser and the AP and are charged to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders against sudden movements in the prices of the portfolio investments due to market events. From time to time, the Adviser, in its sole discretion, may adjust the Fund’s variable transaction fees or reimburse APs for all or a portion of the creation or redemption transaction fees.

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Redemption of Fund Shares in Creation Unit Aggregations. Creation Units of the Fund will be redeemed for cash in an amount equal to the NAV of its Shares next determined after a redemption request is received (minus a redemption transaction fee, as specified above) (the “Cash Redemption Amount”). Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Custodian and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit Aggregation.

If the Fund permits Creation Units to be redeemed in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations. For in-kind redemptions, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Redemption Cash Component”), less a redemption transaction fee as noted above (see “Creation and Redemption Transaction Fees”). In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

If the Fund permits in-kind redemptions, such redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act, to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Cash Redemption Amount (or, if in-kind redemptions are permitted, Fund Securities and the Redemption Cash Component) will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is

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not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time, for any Redemption Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Cash Redemption Amount (or Fund Securities), which is expected to be delivered within three Business Days (and, in the case of in-kind redemptions, the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received).

A standard order for redemption must be placed by 4:00 p.m., Eastern Time, for redemptions of Shares. In the case of custom redemptions (during periods when the Fund permits in-kind redemptions), the order must be received by the Distributor no later than 3:00 p.m., Eastern Time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Unites through DTC on or before the settlement date. Should the Fund permit redemptions in-kind, such redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and in such instances, the Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so first without registering the Deposit Securities under such laws.

At times when the Fund were to permit in-kind redemptions, and the number of Shares is insufficient on the next Business Day immediately following the Transmittal Date, the Trust may deliver the Deposit Securities or the Redemption Cash Component to the AP notwithstanding such deficiency, in reliance on the undertaking of the AP to deliver the missing Shares as soon as possible. This undertaking shall be secured by such the AP’s delivery on the next Business Day immediately following the Transmittal Date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The AP’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the AP will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, including other expenses incurred by the Trust, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

For in-kind redemptions, the calculation of the value of the Fund Securities and the Redemption Cash Component to be delivered or received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Redemption Cash Component to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant no later than Closing Time on the Transmittal Date but either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Redemption Cash Component to be delivered/received will be computed on the Business Day that the order is received by the Trust (i.e., the Business Day on which Shares of the Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee for cash redemptions, as specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).

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Additionally, to the extent the Fund issues redemptions in-kind, the Fund, in its sole discretion, and upon request of a shareholder, may provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash-in-lieu of some Fund Securities, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)

Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be Received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind transfers, when permitted)	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET) Deposit Cash must be received by the Custodian.

For in-kind transfers:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.

2:00 p.m. (ET) Cash Component must be received by the Custodian.

			No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind transfers, when permitted)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	Creation Unit Aggregations will be delivered.

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Custom Orders (for in-kind transfers, when permitted)	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Cash (or Deposit Securities, as permitted) must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be Received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Cash Redemption Amount will be transferred (for in-kind transfers, Fund Securities and Redemption Cash Component will be transferred).

Custom Orders (for in-kind transfers, when permitted)	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Redemption Cash Component will be transferred.

Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1)

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind transfers: 2:00 p.m. (ET)

Redemption Cash Component, if any, is due.

*If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Cash Redemption Amount (for in-kind transfers, Fund Securities and Redemption Cash Component) is delivered to the redeeming beneficial owner.

Custom Orders (for in-kind transfers, when permitted)	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Shares must be delivered
through DTC to the
Custodian. 2:00 p.m. (ET)
Redemption Cash
Component, if any, is due. *If
the order is not in proper form
or the Shares are not
delivered, then the order will
not be deemed received as of
T.

Fund Securities and Redemption Cash Component is delivered to the redeeming beneficial owner.

TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

The following is provided as general information only and is not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

General; Qualification as a Regulated Investment Company. The Fund is treated as a separate corporation for federal tax purposes and, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs (defined in the next paragraph) described herein and in the Prospectus. Should the Board establish additional series of the Trust, any losses in the Fund would not offset gains in another series of the Trust, and the requirements (other than a certain organizational requirement that the Trust satisfies) for qualifying for RIC status are determined at the series level rather than the Trust level.

The Fund intends to elect to be, and to qualify each taxable year to be treated as, a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) (a “RIC”). If it satisfies the requirements referred to in the next sentence, the Fund will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders. To qualify for that treatment, the Fund must annually must distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several other requirements, including those described below, relating to the nature of its gross income and the diversification of its assets.

Income Requirement. The Fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived from its business of investing in stock, securities, or such currencies and (2) net income derived from qualified publicly traded partnerships (“QPTPs”).

Asset Diversification Requirements. The Fund must satisfy the following asset diversification requirements at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of any other issuer (as to which (a) not more than 5% of the value of the Fund’s total assets is in securities of the issuer and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than Government securities or securities of other RICs) or of two or more issuers that the Fund controls and are engaged in the same, similar, or related trades or businesses, or, collectively, in the securities of QPTPs.

If the Fund failed to qualify for any taxable year for treatment as a RIC—either (1) by failing to satisfy the Distribution Requirement or (2) by failing to satisfy one or more of the Income and Asset Diversification Requirements and is unable, or determines not to, avail itself of Code provisions that enable a RIC to cure a failure to satisfy any of those requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements— all of its taxable income would be subject to tax at regular federal corporate income tax rates without any deduction for distributions to shareholders. In addition, for federal income tax purposes (a) the Fund’s shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund’s current and accumulated earnings and profits, taxable as ordinary income, except that, for individual and certain other non-corporate shareholders (each, an “individual shareholder”), the part thereof that is “qualified dividend income” (“QDI”) would be subject to federal income tax at the rates for net capital gain—a maximum of 15% (20% for certain high income taxpayers), and (b) all or part of those distributions might be eligible for the dividends-received deduction in the case of corporate shareholders that meet certain holding period and other requirements regarding their Shares. Furthermore, the Fund could be required to recognize unrealized gains, if any, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a 4% federal excise tax (“Excise Tax”) to the extent it fails to distribute to its shareholders by the end of any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98.2% of its net capital gains for the twelve months ended October 31 of such year. Generally, the Fund intends to make sufficient distributions to avoid liability for federal income and excise taxes but can give no assurance that all or a portion of such liability will be avoided.

The Trust has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, on obtaining the ordered Shares, own 80% or more of the Fund’s outstanding Shares and if, pursuant to sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities to be received in exchange for the ordered Shares different from their market value on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Shareholders. Distributions from the Fund’s net investment income and net short-term gain, if any, are generally taxable as ordinary income (except for QDI, as described below). Distributions a shareholder reinvests in additional Shares through the means of a dividend reinvestment service will be taxable to the shareholder to the same extent as if the distributions had been received in cash. Distributions to a shareholder of net capital gain, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held his or her Shares. Distributions of ordinary income and capital gains may also be subject to state and local taxes.

Distributions that the Fund declares in October, November, or December and pays to shareholders of record in one of those months during the following January are treated as having been received by the shareholders on December 31 of the year the distributions were declared.

If, for any taxable year, the total distributions that the Fund makes exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a return of capital up to the amount of the shareholder’s basis in his or her Shares and thereafter as gain from the sale of those Shares. The amount so treated as a return of capital will reduce the shareholder’s adjusted basis in his or her Shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale or redemption (“disposition”) of Shares may give rise to a capital gain or loss, which generally will be treated as long-term capital gain or loss if the Shares have been held for more than one year and otherwise as short-term capital gain or loss. Long-term capital gains of individual shareholders generally are subject to federal income tax at the 15%/20% maximum rates noted above. In addition, Fund distributions to an individual shareholder of QDI—which the Fund does not expect to distribute a significant amount of—will qualify for federal income taxation at those rates, provided that certain holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amount of distributions taxable as ordinary income (from net investment income and net short-term gain), the amount of any distributions from net capital gain, and the portion, if any, of dividends that may qualify as QDI.

A loss realized on a disposition of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of distributions, if available, or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed of. In such a case, the basis in the acquired Shares must be adjusted to reflect the disallowed loss. Any loss on a shareholder’s disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include dividends and other distributions the Fund pays and gains recognized from the disposition of Shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Shares.

A shareholder who wants to use the average basis method for determining his or her basis in Shares must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different Internal Revenue Service (“IRS”)-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Fund shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.

If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election for that year with the IRS that would enable its shareholders to benefit from any foreign tax credits or deductions available with respect to foreign taxes it pays. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign sources as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If the Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income for that year.

The Fund must withhold and remit to the U.S. Treasury Department (“U.S. Treasury”) 28% of distributions of ordinary income, capital gains, and any cash received on redemption of Creation Units (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.

Distributions of ordinary income paid to a foreign shareholder that are not effectively connected will generally be subject to a 30% U.S. withholding tax (unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty). However, a foreign shareholder generally will not be subject to withholding or income tax on gains realized on the disposition of Shares or on net capital gain distributions unless (1) the gain or distribution is effectively connected or (2) in the case of an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the disposition or distribution and certain other conditions are met; those gains and distributions generally will be subject to federal income taxation at regular income tax rates. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the federal withholding tax. Nonresident alien individuals also may be subject to federal estate tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, foreign financial institutions (“FFIs”)or non-financial foreign entities (“NFFEs”) that are shareholders in the Fund may be subject to a generally nonrefundable 30% withholding tax on (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds of a disposition of Shares paid after December 31, 2016. As discussed in more detail below, the FATCA withholding tax generally can be avoided (1) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts held by U.S. persons with the FFI and (2) by an NFFE that certifies its status as such and, in certain circumstances, either that (i) it has no substantial U.S. persons as owners or (ii) if it does have any such owners and reports information relating to them to the withholding agent (which may be a Fund). The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to the government of that country (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying its status as such and, in certain circumstances, that (1) it does not have any substantial U.S. owners, or (2) it does not have one or more such owners and reports the name, address and taxpayer identification number of each such owner. The NFFE will report to a Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Taxation of Fund Investments. The Fund may make investments that are subject to special federal income tax rules. Those rules can, among other things, affect the timing of the recognition of income or gain, the treatment of income as capital or ordinary, and the treatment of capital gain or loss as long-term or short-term. The application of those special rules would therefore also affect the amount, timing and character of distributions that the Fund makes and could require the Fund to borrow money or dispose of some of its investments earlier than anticipated in order to meet its distribution requirements.

Investment income received, and gains realized, by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form(s) to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on those forms may not be available, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements that may cause the Fund to not receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on the sale or other disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested in various countries is not known.

The Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15%/20% maximum federal income tax rates on individuals’ QDI described above.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain—which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax—even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. The Fund may elect to “mark to market” any stock in a PFIC it owns at the end of its taxable year, in which event it would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek not to invest in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Some futures contracts, foreign currency contracts traded in the interbank market, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Internal Revenue Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement in which the Fund invests may be subject to Internal Revenue Code section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contracts the Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss; however, certain foreign currency gains or losses arising from Section 1256 contracts will be treated as ordinary income or loss. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them), and to increase the net capital gain the Fund recognizes, even though the Fund may not have closed the transactions and received cash to pay the distributions. The Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable U.S. Treasury regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (distributions of which are taxable to its shareholders as ordinary income) and thus increasing the amount of dividends it must distribute.

Offsetting positions the Fund enters into or holds in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period for certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable U.S. Treasury regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

The Fund may invest up to 25% of its assets in the Subsidiary. That investment would provide the Fund with exposure to the futures markets within the limitations of the federal tax requirement under Subchapter M of the Internal Revenue Code.

The Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (the “Safe Harbor”) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are “of a kind customarily dealt in on an organized commodity exchange” if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary’s securities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary’s gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

The Fund would wholly-own the Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the Subsidiary’s Controlled Foreign Corporation (“CFC”) provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” As an investor in the Subsidiary, the Fund would be a U.S. person that would own all of the stock of the Subsidiary; as such, the Fund would be a “U.S. Shareholder” and the Subsidiary would be a CFC. As a “U.S. Shareholder,” the Fund will be required to include in its gross income for United States federal income tax purposes the Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income would be distributed by the Subsidiary. It would be expected that all of the Subsidiary’s income would be “subpart F income.” “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund’s recognition of the Subsidiary’s “subpart F income” would increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund would be tax-free, to the extent of its previously undistributed “subpart F income,” and correspondingly would reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” generally is treated as ordinary income, regardless of the character of the Subsidiary’s underlying income.

*     *     *

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, U.S. Treasury regulations, judicial authority, and administrative interpretations in effect on the date hereof; changes in any applicable authority could materially affect the conclusions discussed above, possibly retroactively, and such changes often occur.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.” Additional information regarding the current NAV per share of the Fund, when available, can be found at www.InvescoPowerShares.com.

The Custodian calculates and determines the NAV per Share as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded. Debt and securities not listed on an exchange normally are valued on the basis of prices provided by independent pricing services. The Adviser may use various pricing services or discontinue the use of any pricing service at any time. When price quotes are not readily available, securities will be valued using pricing provided from independent pricing services or by another method in accordance with the Trust’s valuation policies and procedures approved by the Board.

Even when market quotations are available for portfolio securities, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when the Fund calculates its NAV. Events that may cause the last market quotation to be unreliable include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of that security.

DIVIDENDS AND OTHER DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Other Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a RIC or to avoid imposition of income tax or the Excise Tax on undistributed income. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners for reinvestment of their distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

[Counsel. K&L Gates LLP, 70 W. Madison Street, Suite 3100, Chicago, Illinois 60602, and 1601 K Street, N.W., Washington, DC 20006, serves as counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, Illinois 60606, serves as the Fund’s independent registered public accounting firm. PricewaterhouseCoopers LLP has been retained to audit the Fund’s annual financial statements and performs other related audit services.]

FINANCIAL STATEMENTS

The Fund is new and has no performance history as of the date of this Prospectus. Financial information therefore is not available. The audited financial statements for the Fund will appear in the Trust’s Annual Report to shareholders when available. You may request a copy of the Trust’s Annual Report at no charge by calling 800.983.0903 during normal business hours.

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY — OVERVIEW

Invesco PowerShares Capital Management LLC (“Invesco PowerShares”) has adopted proxy voting policies with respect to securities owned by the exchange-traded funds (“ETFs”) for which it serves as investment adviser and has the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to ensure that proxies are voted in the best interests of an ETF. With respect to implementation of its proxy voting policies, Invesco PowerShares:

1) applies its proxy voting policies consistently;

2) documents the reasons for voting;

3) maintains records of voting activities; and

4) monitors to ensure voting recommendations of an independent service provider are in the best interests of shareholders.

Proxy Voting

Invesco PowerShares has retained Glass Lewis & Co. to provide in-depth proxy research and has retained Broadridge to provide vote execution and the recordkeeping services necessary for tracking proxy voting for the ETFs. Invesco PowerShares intends to vote according to Glass Lewis & Co.’s voting recommendations. Glass Lewis & Co. specializes in providing a variety of fiduciary-level services related to proxy voting. Please see Exhibit A, Glass Lewis & Co. Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2013 Proxy Season.

Conflict of Interest

Invesco PowerShares maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), Invesco PowerShares or Invesco PowerShares’ affiliates, from having undue influence on Invesco PowerShares’ proxy voting activity. A conflict of interest might exist, for example, when an issuer who is soliciting proxy votes also has a client relationship with Invesco PowerShares, when a client of Invesco PowerShares is involved in a proxy contest (such as a corporate director), or when one of Invesco PowerShares’ employees has a personal interest in a proxy matter. When a conflict of interest arises, in order to ensure that proxies are voted solely in the best interest of the Funds and their shareholders, Invesco PowerShares either will vote in accordance its written policies or engage an independent fiduciary as a further safeguard against potential conflicts of interest or as otherwise required by applicable law.

Share blocking

Invesco PowerShares may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an ETF’s portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote.

A-1

Special Policy

With respect to the PowerShares Global Listed Private Equity Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Senior Loan Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(E), which requires that the Adviser vote the shares in the portfolio of the PowerShares Global Listed Private Equity Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares Financial Preferred Portfolio and PowerShares Senior Loan Portfolio in the same proportion as the vote of all other holders of such security.

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED COMMODITY FUND TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits.

Exhibit Number	Description

(a)	(1) Certificate of Trust. (1)

(2) Trust Instrument (1)

(b)	By-Laws to be filed by subsequent amendment.

(c)	(1) Trust Instrument. Incorporated by Reference to Item (a)(2) above.

(2) By-Laws to be filed by subsequent amendment.

(d)	Investment Advisory Agreement Between Registrant and Invesco PowerShares Capital Management LLC, to be filed by subsequent amendment.

(e)	Distribution Agreement to be filed by subsequent amendment.

(g)	Custody Agreement to be filed by subsequent amendment.

(h)	(1) Administration Agreement to be filed by subsequent amendment.

(2) Transfer Agency Agreement, to be filed by subsequent amendment.

(i)	Opinion and Consent of counsel, to be filed by subsequent amendment.

(j)	Consent of Independent Registered Public Accounting Firm, to be filed by subsequent amendment.

(k)	Not Applicable.

(l)	Subscription Agreement for Providing Initial Capital, to be filed by subsequent amendment.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Reserved.

(p)	(1) Code of Ethics of Registrant, to be filed by subsequent amendment.

(2) Code of Ethics of Invesco Distributors, Inc., to be filed by subsequent amendment.

(3) Code of Ethics of Invesco PowerShares Capital Management LLC, to be filed by subsequent amendment.

(q)	Powers of Attorney. (2)

(1)	Incorporated by reference to Registrant’s filing on Form N-1A, filed on December 30, 2013.
(2)	To be filed by amendment.

Item 29.	Persons Controlled By or Under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30.	Indemnification.

The Registrant (also, the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated December 23, 2013 (the “Declaration of Trust”).

Reference is made to Article IX of the Registrant’s Declaration of Trust, which is incorporated by reference herein:

Subject to the exceptions and limitations contained in Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification.

Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications.

Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 31.	Business and Other Connections of Investment Adviser.

Reference is made to the caption “Management of the Fund” in the Prospectus constituting Part A, which is included in this Registration Statement, and “Management” in the Statement of Additional Information constituting Part B, which is included in this Registration Statement.

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC as set forth in Invesco PowerShares Capital Management LLC’s Form ADV, as filed with the Securities and Exchange Commission on April 8, 2014 and amended through the date hereof, is incorporated herein by reference.

Item 32.	Principal Underwriters.

(a) Invesco Distributors, Inc., the Registrant’s sole principal underwriter, serves as the principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco S&P 500 Index Fund

Invesco Small Cap Discovery Fund

Invesco Strategic Real Return Fund

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

AIM Funds Group (Invesco Funds Group)

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

AIM Growth Series (Invesco Growth Series)

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Select Opportunities Fund

AIM Investment Funds (Invesco Investment Funds)

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodities Strategy Fund

Invesco China Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Market Strategies Fund

Invesco Global Targeted Returns Fund

Invesco International Total Return Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco Pacific Growth Fund

Invesco Premium Income Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Corporate Bond Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

AIM Sector Funds (Invesco Sector Funds)

Invesco American Value Fund

Invesco Comstock Fund

Invesco Dividend Income Fund

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Income Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund

Invesco Management Trust

Invesco Conservative Income Fund

Invesco Senior Loan Fund

Short-Term Investments Trust

Government & Agency Portfolio

Government Tax Advantage Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

Invesco Securities Trust

Invesco Balanced-Risk Aggressive Allocation Fund

Invesco Management Trust

Invesco Conservative Income Fund

PowerShares Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust II

PowerShares India Exchange-Traded Fund Trust

PowerShares Actively Managed Exchange-Traded Fund Trust

Please note that PowerShares Actively Managed Exchange-Traded Commodity Fund Trust is also distributed by Invesco Distributors, Inc., but is not included in this list because it is the registrant filing the N-1A.

[(b) The following are the Officers and Managers of Invesco Distributors, Inc., the Registrant’s underwriter.

NAME AND PRINCIPAL BUSINESS ADDRESS**	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Robert C. Brooks	None	Director
Peter S. Gallagher	None	Director & President
Andrew Schlossberg	President	Director
John M. Zerr	Chief Legal Officer	Senior Vice President & Secretary
Annette Lege	None	Treasurer & Chief Financial Officer
Lisa O. Brinkley	None	Chief Compliance Officer
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

**	The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.]

(c) Not applicable.

Item 33.	Location of Accounts and Records.

[All accounts, books and other documents required by Rule 31(a) under the Investment Company Act of 1940 are maintained at the offices, as applicable of: (1) the Registrant, (2) Invesco PowerShares Capital Management LLC, (3) the Registrant’s custodian, and (4) the Registrant’s administrator.

1.	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

3500 Lacey Road

Suite 700

Downers Grove, Illinois 60515

2.	Invesco PowerShares Capital Management LLC

3500 Lacey Road

Suite 700

Downers Grove, Illinois 60515

3.	The Bank of New York

101 Barclay Street

New York, New York 10286

4.	The Bank of New York

101 Barclay Street

New York, New York 10286.]

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and the State of Illinois, on the 16th day of September, 2014.

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

By:	/s/ Kevin Carome
Kevin Carome
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Kevin M. Carome Kevin M. Carome	Trustee	September 16, 2014